UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Total Return Bond Fund, Inc.

Fund Type Multi-sector bond Objective Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.02%; Class B, 1.72%; Class C, 1.72%; Class L, 1.22%; Class M, 1.72%; Class Q, 0.61%; Class R, 1.47%; Class X, 1.72%; Class Z, 0.72%. Net operating expenses: Class A, 0.85%; Class B, 1.35%; Class C, 1.43%; Class L, 1.10%; Class M, 1.60%; Class Q, 0.60%; Class R, 1.10%; Class X, 0.85%; Class Z, 0.60%, after contractual reduction. The contractual reduction is through 2/29/2012 for Class A and Class R shares and through 2/28/2011 for Class C shares.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.38%	8.29%	45.52%	80.23%	—
Class B	2.13	7.75	41.75	69.27	—
Class C	2.09	7.71	41.92	71.58	—
Class L	2.26	8.02	N/A	N/A	34.74% (3/5/07)
Class M	2.00	7.40	N/A	N/A	32.36 (3/5/07)
Class Q	N/A	N/A	N/A	N/A	4.35 (12/27/10)
Class R	2.26	8.01	N/A	N/A	29.25 (1/14/08)
Class X	2.38	8.26	N/A	N/A	37.11 (3/5/07)
Class Z	2.37	8.34	47.22	84.38	—
Barclays Capital U.S. Aggregate Bond Index	0.02	5.36	35.93	74.77	—
Lipper Average	0.78	6.16	33.24	68.63	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	3.03%	6.34%	5.36%	—
Class B	2.35	6.62	5.20	—
Class C	6.33	6.80	5.33	—
Class L	3.12	N/A	N/A	5.97% (3/5/07)
Class M	1.08	N/A	N/A	6.24 (3/5/07)
Class Q	N/A	N/A	N/A	N/A (12/27/10)
Class R	7.77	N/A	N/A	7.69 (1/14/08
Class X	1.94	N/A	N/A	6.96 (3/5/07)
Class Z	8.02	7.59	6.10	—
Barclays Capital U.S. Aggregate Bond Index	5.12	6.03	5.56	—
Lipper Average	6.14	5.52	5.11	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively, a 12b-1 fee of up to 0.30% and 0.50%, respectively annually, and all investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of up to 1%. Class L, Class M, and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class M and Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of up to 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. Class M and Class X shares convert to Class A shares approximately eight years and approximately 10 years, respectively, after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class Q shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 27.29% for Class L, Class M, and Class X; 1.70% for Class Q; and 20.79% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 5.76% for Class L, Class M, and Class X; and 5.57% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Intermediate Investment-Grade Debt Funds Average

The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/11 are 25.06% for Class L, Class M, and Class X; 2.28% for Class Q; and 20.43% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are 5.21% for Class L, Class M, and Class X; and 5.38% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index. The returns for the Barclays Capital U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/11
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.46	3.06%
Class B	0.43	2.71
Class C	0.42	2.47
Class L	0.45	2.96
Class M	0.41	2.46
Class Q	0.19	3.46
Class R	0.45	2.77
Class X	0.46	3.20
Class Z	0.48	3.47

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Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Federal National Mortgage Association, 4.000%, TBA 30 YR	2.6%
U.S. Treasury Note, 2.000%, 04/30/16	1.7
U.S. Treasury Note, 3.625%, 02/15/21	1.4
Federal National Mortgage Association, 5.000%, TBA 30 YR	1.3
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2, 1.119%, 11/15/16	1.3

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/11
U.S. Government & Agency	14.8%
Aaa	17.2
Aa	7.5
A	13.5
Baa	21.3
Ba	13.7
B	6.0
Caa	0.6
Not Rated**	19.8
Total Investments	114.4
Liabilities in excess of other assets	–14.4
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 19.0% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

Prudential Total Return Bond Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.80	0.85%	$4.27
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class B	Actual	$1,000.00	$1,021.30	1.35%	$6.77
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class C	Actual	$1,000.00	$1,020.90	1.43%	$7.17
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

Class L	Actual	$1,000.00	$1,022.60	1.10%	$5.52
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class M	Actual	$1,000.00	$1,020.00	1.60%	$8.01
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Q	Actual**	$1,000.00	$1,043.50	0.60%	$2.08
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

Class R	Actual	$1,000.00	$1,022.60	1.10%	$5.52
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class X	Actual	$1,000.00	$1,023.80	0.85%	$4.27
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class Z	Actual	$1,000.00	$1,023.70	0.60%	$3.01
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

Prudential Total Return Bond Fund, Inc.	7

Fees and Expenses (continued)

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated for the period December 27, 2010 (Inception date of Class Q shares) through April 30, 2011.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.4%
ASSET BACKED SECURITIES 15.5%

Non-Residential Mortgage Backed Securities 9.3%
A1	$293	Ares CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A, 0.662%, 05/08/15(a)	$287,912
Aa3	1,220	Ser. 2004-8A, Class A1A, 144A, 0.741%, 02/26/16(a)	1,196,578
Aa3	333	Ser. 2005-10A, Class A3, 144A, 0.549%, 09/18/17(a)	319,720
Aaa	2,000	Ser. 2011-16A, Class A, 144A, 2.031%, 05/17/21(a)	2,015,600
A3	1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.619%, 01/15/16(a)	1,474,915
Aa1	645	Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A, 0.504%, 07/25/17(a)	625,905
Aa1	2,606	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.579%, 06/20/17(a)	2,495,157
Aa2	2,923	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.562%, 05/25/17(a)	2,819,843
Aa1	788	Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.702%, 05/25/16(a)	762,866
Aa1	1,782	Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.561%, 08/03/19(a)	1,715,595
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,734,775
Baa2	4,950	Ser. 2005-C2, Class C2, 0.683%, 03/24/17(a)	4,828,588
Baa2	3,890	Ser. 2005-C3, Class C3, 0.629%, 07/15/14(a)	3,859,563
Baa2	2,575	Ser. 2006-C1, Class C1, 0.613%, 02/20/15(a)	2,544,558

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$900	COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 2.174%, 04/20/19(a)(b)	$902,637
Aa1	3,486	CSAM Funding (Cayman Islands), Ser. 2001-1A, Class A2, 144A, 0.743%, 03/29/16(a)	3,407,525
Aaa	1,000	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.484%, 04/20/19(a)(b)	953,500
Aaa	467	First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A, 0.624%, 07/27/16(a)	460,523
Aa3	1,990	Four Corners CLO (Cayman Islands), Ser. 2005-1A, Class A3, 144A, 0.609%, 03/26/17(a)	1,935,531
A1	2,859	Ser. 2006-3A, Class A, 144A, 0.524%, 07/22/20(a)	2,705,244
Baa2	2,525	Fuel Trust, Sec’d. Notes, 144A, 4.207%, 04/15/16	2,578,298
Baa3	113	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.219%, 05/15/34(a)	37,074
Aaa	826	Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.538%, 12/15/17(a)	799,620
Aa1	2,680	Ser. 2006-3A, Class A1, 144A, 0.534%, 04/20/18(a)	2,623,243
Aa2	844	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.638%, 07/15/16(a)	829,381
Aa1	1,152	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.572%, 05/09/18(a)	1,106,633
A2	1,344	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.573%, 11/15/17(a)	1,286,726
Aaa	967	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.515%, 10/19/20(a)	923,724

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$838	LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A, 0.594%, 10/22/16(a)	$814,579
Aaa	1,000	Ser. 2005-3A, Class A, 144A, 0.571%, 06/01/17(a)	960,000
A(c)	2,864	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	2,890,738
A3	10,000	MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2, 1.119%, 11/15/16(a)	9,918,272
A3	1,560	Ser. 2002-C1, Class C1, 6.800%, 07/15/14	1,627,735
A3	2,600	Ser. 2006-C1, Class C1, 0.639%, 07/15/15(a)	2,570,018
A3	800	Ser. 2002-C3, Class C3, 1.569%, 10/15/14(a)	802,954
AAA(c)	1,500	Morningside Park CLO Ltd. (Cayman Islands), Ser. 2010-1A, Class A, 144A, 1.881%, 10/14/20(a)	1,502,700
Aaa	552	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A, 0.728%, 02/15/16(a)	538,764
Aa2	790	Ser. 2005-4A, Class A1L, 144A, 0.560%, 03/15/18(a)	757,451
Aa2	446	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	463,580
NR	43	Small Business Administration, Gtd. Notes., Ser. 2001-P10B, Class 1, 6.344%, 08/10/11	43,346
NR	138	Small Business Administration Participation Certificates, Ser. 2003-20I, Class 1, 5.130%, 09/01/23	147,621
NR	309	Ser. 2001-20A, Class 1, 6.290%, 01/01/21	335,767

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$465	Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.663%, 08/22/16(a)	$456,102
Aa2	868	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.774%, 01/21/16(a)(b)	846,195

			71,907,056

Residential Mortgage Backed Securities 6.2%
B2	1,641	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.188%, 11/25/33(a)	1,388,480
Ba1	1,400	Ser. 2003-OP1, Class M1, 1.263%, 12/25/33(a)	1,157,500
Baa3	492	Ser. 2004-FM1, Class M1, 1.113%, 09/25/33(a)	405,714
Ba3	5,224	Ser. 2004-OP1, Class M1, 0.993%, 04/25/34(a)	4,063,974
Aaa	529	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3, 0.693%, 06/25/34(a)	477,595
Caa2	144	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.138%, 10/25/31(a)	96,074
A2	350	Ser. 2005-R11, Class A2D, 0.543%, 01/25/36(a)	285,739
A3	780	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.213%, 11/25/32(a)	693,936
Baa1	1,512	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.763%, 05/25/34(a)	1,248,225
Caa3	435	Ser. 2004-W10, Class M2, 2.688%, 01/25/34(a)	265,122
Ba2	600	Ser. 2003-W2, Class M4, 3.508%, 09/25/33(a)	448,618
Baa3	875	Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1, 1.263%, 08/25/33(a)	757,559

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
A3	$658	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.464%, 06/15/33(a)	$539,575
Ba1	2,866	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 0.813%, 03/25/34(a)	2,376,700
Aa3	188	Ser. 2002-2, Class A2, 1.413%, 10/25/32(a)	167,855
B1	1,122	Ser. 2004-HE3, Class M2, 1.938%, 04/25/34(a)	983,327
Baa1	4,591	CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1, 1.188%, 03/25/34(a)	3,643,346
Ca	87	Ser. 2002-HE3, Class M2, 3.588%, 03/25/33(a)	6,072
B2	35	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.463%, 08/25/32(a)	13,766
Baa1	272	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	225,148
B2	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.693%, 09/25/35(a)	1,038,785
Baa3	942	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.263%, 12/25/33(a)	727,010
Ba3	1,633	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.188%, 11/25/33(a)	1,414,969
Baa3	3,629	Home Equity Asset Trust, Ser. 2004-2, Class M1, 1.008%, 07/25/34(a)	2,842,338
Ba3	480	Ser. 2003-5, Class M1, 1.263%, 12/25/33(a)	379,926
Aaa	95	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.503%, 01/20/34(a)	85,652

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa2	$250	Ser. 2007-3, Class A4, 1.713%, 11/20/36(a)	$213,267
Aa1	789	Ser. 2006-1, Class M1, 0.493%, 01/20/36(a)	692,104
A1	1,600	Ser. 2007-2, Class A4, 0.513%, 07/20/36(a)	1,260,802
Caa2	6	HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1, 0.263%, 12/25/36(a)	6,031
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.963%, 02/25/34(a)	1,359,218
Aaa	14	Ser. 2004-4, Class 1A1, 0.773%, 10/25/34(a)	11,396
B3	1,106	MASTR Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1, 0.993%, 02/25/34(a)	966,964
AAA(c)	1,534	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OPT1, Class A1A, 0.473%, 06/25/35(a)	1,250,946
AAA(c)	615	Ser. 2004-OPT1, Class A2A, 0.573%, 06/25/35(a)	492,079
Ba2	807	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.413%, 05/25/33(a)	654,945
Aa1	1,650	Ser. 2004-OP1, Class M1, 0.793%, 11/25/34(a)	1,373,904
B3	277	Ser. 2003-NC5, Class M1, 1.488%, 04/25/33(a)	224,819
B1	1,384	Ser. 2004-WMC1, Class M1, 1.143%, 06/25/34(a)	1,218,740
B2	1,250	Ser. 2004-WMC2, Class M1, 1.128%, 07/25/34(a)	1,070,302
Baa2	1,009	Ser. 2004-NC1, Class M1, 1.263%, 12/27/33(a)	843,975
B3	645	Ser. 2004-HE5, Class M1, 1.158%, 06/25/34(a)	507,334
A2	2,046	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.338%, 10/25/33(a)	1,748,161

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba1	$1,326	Ser. 2004-4, Class M1, 0.978%, 02/25/35(a)	$1,103,254
Aa3	274	Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 1.013%, 12/25/34(a)	254,664
Baa3	890	Residential Asset Securities Corp., Ser. 2005-EMX4, Class A3, 0.553%, 11/25/35(a)	800,656
Baa2	400	Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	382,451
C	179	Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 1.938%, 08/25/32(a)	60,383
Ba2	166	Ser. 2002-3, Class M1, 1.338%, 12/25/32(a)	133,316
Aa3	1,000	Ser. 2005-3, Class M1, 0.673%, 11/25/35(a)	788,301
Caa3	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.613%, 11/25/35(a)	224,087
Ba3	727	Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1, 1.113%, 11/25/34(a)	588,194
A1	1,932	Structured Asset Investment Loan Trust, Ser. 2004-BNC1, Class A4, 1.153%, 09/25/34(a)	1,625,291
AAA(c)	1,110	Ser. 2004-7, Class A8, 1.413%, 08/25/34(a)	895,032
A3	647	Ser. 2003-BC8, Class 3A3, 1.113%, 08/25/33(a)	572,895
CC(c)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.213%, 07/25/32(a)	259,582

			47,316,098

		Total asset backed securities	119,223,154

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS 1.3%

Cable 0.1%
Ba3	$471	Insight Midwest Holdings LLC, 1.250%, 10/06/13(a)	$466,072

Electric 0.1%
B2	930	Texas Competitive Electric Holdings Co. LLC, 3.731%, 10/10/14(a)	802,249

Foods 0.1%
Ba3	825	Del Monte Foods Co., 4.500%, 03/08/18(a)	828,346

Gaming 0.2%
B3	1,500	CCM Merger, Inc., 7.000%, 03/01/17(a)	1,517,250

Healthcare & Pharmaceutical 0.2%
Ba3	92	HCA, Inc., 2.557%, 11/18/13(a)	92,158
Ba3	222	3.557%, 03/31/17(a)	221,661
Baa3	1,000	Royalty Pharma Finance Trust, 7.750%, 05/15/15	1,035,000

			1,348,819

Non-Captive Finance 0.3%
B1	1,275	American General Financial Services Corp., 7.250%, 04/21/15(a)	1,275,887
Ba2	764	International Lease Finance Corp., 6.750%, 03/17/15(a)	767,700
Ba3	561	7.000%, 03/17/16(a)	562,679

			2,606,266

Real Estate Investment Trust
Ba1	249	CB Richard Ellis Realty Trust, 3.481%, 11/09/16(a)	247,506

Retailers 0.1%
B2	565	Neiman Marcus Group, Inc., 4.310%, 04/06/16(a)	562,276

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS (Continued)

Technology 0.2%
B2	$323	CDW LLC, 4.500%, 07/15/17(a)	$322,831
B1	84	First Data Corp., 3.002%, 09/24/14(a)	79,831
B1	790	4.307%, 03/31/18(a)	749,233

			1,151,895

Telecommunications
B2	175	Fibertech Networks LLC, 6.750%, 11/30/16(a)	176,308

		Total bank loans	9,706,987

COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
Ba1	210	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.213%, 02/25/45(a)	189,702
AAA(c)	279	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.813%, 05/25/35(a)	270,074
A1	14	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	14,288
Aaa	40	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.676%, 02/25/33(a)	39,614
Caa1	160	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A2, 2.629%, 05/25/35(a)	143,073
Caa2	481	Ser. 2005-4, Class 23A1, 2.629%, 05/25/35(a)	397,397
Ba3	319	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19 (original cost $324,580; purchased 10/06/04)(b)(d)	325,473

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Caa2	$141	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 3.017%, 02/20/36 (original cost $140,370; Purchased 11/28/05(a)(b)(d)	$115,561
NR	115	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	127,871
NR	324	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	366,033
NR	178	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	209,946
NR	440	Ser. 2004-T-61, Class 1A1, 1.712%, 07/25/44(a)	442,075
NR	44	Ser. 2005-T-63, Class 1A1, 1.512%, 02/25/45(a)	43,040
NR	5	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.666%, 10/18/30(a)	4,684
NR	212	Ser. 2001-29, Class Z, 6.500%, 07/25/31	239,553
NR	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.613%, 09/20/30(a)	2,374
NR	2	Ser. 2000-30, Class FB, 0.666%, 10/16/30(a)	1,965
BB(c)	3	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.928%, 01/25/32(a)	2,519
Baa1	254	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	260,673
AAA(c)	207	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	216,667
AAA(c)	13	Prime Mortgage Trust, Ser. 2004-CL1, Class 2A2, 0.613%, 02/25/19(a)	12,777
AAA(c)	85	Ser. 2004-CL1, Class 1A2, 0.613%, 02/25/34(a)	76,837

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
NR	$442	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.984%, 09/29/31(a)	$401,056
BB(c)	28	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	29,064
Baa1	579	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.580%, 02/25/34(a)	546,930
Baa2	81	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.874%, 09/19/32(a)	71,487
A-(c)	6	Structured Asset Securities Corp., Ser. 2002-14A, Class 2A1, 2.265%, 07/25/32(a)	5,222
BB(c)	15	Ser. 2002-1A, Class 4A, 2.680%, 02/25/32(a)	14,605
B2	175	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 0.323%, 11/25/46(a)	173,095
B2	106	WaMu Mortgage Pass-Through Certificates, Ser. 2005-AR13, Class A1A1, 0.503%, 10/25/45(a)	89,129
Aa1	3	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.341%, 02/25/33(a)	2,936
A(c)	488	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 2.767%, 03/25/36(a)	427,792

		Total collateralized mortgage obligations	5,263,512

COMMERCIAL MORTGAGE BACKED SECURITIES 17.1%
Aaa	120	Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2, 5.334%, 09/10/45(a)	120,157
Aaa	1,423	Ser. 2006-5, Class A2, 5.317%, 09/10/47	1,445,430
Aaa	4,700	Ser. 2006-6, Class A2, 5.309%, 10/10/45	4,757,394
Aaa	1,977	Ser. 2007-1, Class A2, 5.381%, 01/15/49	2,005,626

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$3,000	Ser. 2007-4, Class A3, 5.449%, 01/15/49	$3,165,591
AAA(c)	2,700	Ser. 2007-1, Class A3, 6.000%, 02/10/51	2,889,978
AAA(c)	641	Ser. 2007-4, Class ASB, 5.706%, 02/10/51(a)	694,825
A2	650	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(a)	652,349
AAA(c)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40(a)	2,726,834
Aaa	1,196	Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	1,199,123
Aaa	844	Ser. 2005-T20, Class A2, 5.127%, 10/12/42(a)	848,798
AAA(c)	1,500	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	1,599,289
Aaa	1,742	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A2, 5.378%, 10/15/49	1,763,267
Aaa	2,200	Ser. 2007-C6, Class A3, 5.886%, 12/10/49(a)	2,336,312
Aaa	700	Ser. 2008-C7, Class ASB, 6.294%, 12/10/49(a)	752,647
Aaa	139	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2, 5.408%, 01/15/46	139,419
Aaa	1,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	1,345,460
AA-(c)	4,040	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30(a)	4,212,259
AAA(c)	1,500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.951%, 06/10/46(a)	1,669,526
AAA(c)	1,990	Ser. 2006-C7, Class A3, 5.889%, 06/10/46(a)	2,049,422
Aaa	2,909	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	2,948,246

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aa2	$4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	$4,577,136
AAA(c)	520	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	540,672
AAA(c)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.546%, 02/15/39(a)	2,106,471
Aaa	1,805	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	1,825,601
Aaa	2,624	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	2,646,066
Aaa	938	Ser. 2007-C3, Class A2, 5.905%, 06/15/39(a)	961,273
AAA(c)	1,783	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.010%, 05/15/46(a)	1,911,673
AAA(c)	1,700	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.513%, 03/10/44(a)	1,863,540
Aaa	4,460	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	4,525,807
Aaa	361	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2, 4.305%, 08/10/42	361,384
Aaa	1,400	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	1,509,471
Aaa	3,609	Ser. 2005-GG5, Class A2, 5.117%, 04/10/37	3,644,157
Aaa	2,235	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	2,280,592
AAA(c)	703	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38(a)	748,613
Aaa	5,003	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	5,045,765
Aaa	2,000	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	2,051,602
Aaa	363	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A3A1, 4.824%, 09/12/37	366,085

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$2,080	Ser. 2005-CB13, Class A4, 5.457%, 01/12/43(a)	$2,252,401
Aa2	750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	787,352
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(a)	934,561
Aaa	2,500	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,715,521
Aaa	365	Ser. 2006-LDP6, Class A3B, 5.559%, 04/15/43(a)	368,406
Aaa	759	Ser. 2007-CB18, Class A3, 5.447%, 06/12/47	789,919
Aaa	2,800	Ser. 2007-LD11, Class A2, 5.990%, 06/15/49	2,889,577
Aaa	1,400	Ser. 2007-LD12, Class A2, 6.186%, 02/15/51	1,500,985
Aaa	520	Ser. 2007-LD12, Class A3, 5.827%, 02/15/51	538,471
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 07/15/35	621,053
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(a)	1,175,732
AA(c)	870	Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	929,080
Aaa	82	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	82,407
AAA(c)	800	Ser. 2006-C7, Class A2, 5.300%, 11/15/38	809,962
AAA(c)	1,500	Ser. 2007-C1, Class A2, 5.318%, 02/15/40	1,526,909
AAA(c)	1,000	Ser. 2007-C1, Class A3, 5.398%, 02/15/40	1,035,792
Aaa	1,981	Ser. 2007-C6, Class A2, 5.845%, 07/15/40	2,053,574
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	1,587,374
AAA(c)	650	Ser. 2006-C1, Class A4, 5.854%, 05/12/39(a)	720,557

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$1,065	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.097%, 06/12/46(a)	$1,185,687
Aaa	2,687	Ser. 2006-4, Class A2, 5.112%, 12/12/49(a)	2,712,781
AAA(c)	1,824	Ser. 2007-9, Class A2, 5.590%, 09/12/49	1,887,573
AAA(c)	1,410	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,495,431
Aaa	2,500	Ser. 2006-HQ8, Class A4, 5.594%, 03/12/44(a)	2,736,012
AAA(c)	1,020	Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	1,101,762
AAA(c)	2,000	Ser. 2006-IQ12, Class ANM, 5.310%, 12/15/43	2,012,694
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	769,426
Aaa	215	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	219,373
AAA(c)	568	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A3, 4.608%, 12/15/35	589,200
Aa1	2,500	Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	2,654,513
Aaa	51	Ser. 2005-C21, Class A3, 5.377%, 10/15/44(a)	51,865
Aaa	2,500	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	2,727,475
Aaa	2,500	Ser. 2006-C25, Class A4, 5.924%, 05/15/43(a)	2,778,628
Aaa	1,778	Ser. 2006-C27, Class A2, 5.624%, 07/15/45	1,788,711
Aaa	248	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	249,855
Aaa	3,200	Ser. 2007-C33, Class A3, 6.097%, 02/15/51(a)	3,430,591
Aaa	1,940	Ser. 2007-C33, Class A2, 6.052%, 02/15/51(a)	1,991,871
Aaa	1,400	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	1,444,302

		Total commercial mortgage backed securities	131,435,243

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS 41.4%

Aerospace & Defense 0.2%
Baa3	$300	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	$304,517
Ba1	1,135	Gtd. Notes, Ser. B, 6.375%, 10/15/15	1,171,887

			1,476,404

Airlines 0.6%
B2	1,150	American Airlines Pass Through Trust 2001-01, Pass-thru Certs., Ser. 01-1, 6.817%, 05/23/11	1,151,626
Ba1	414	Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B, 7.373%, 12/15/15(e)	414,899
Baa1	474	Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A, 5.983%, 04/19/22	485,346
Baa2	450	Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A, 4.750%, 01/12/21(e)	438,750
Baa2	5	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(b)	5,028
Baa2	450	Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A, 5.300%, 04/15/19	450,563
Baa1	667	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	693,849
Baa2	400	Delta Air Lines, Inc., Pass-thru Certs., Ser. 2010-2A, Ser. 2A, 4.950%, 05/23/19	400,000

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	$382	UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	$385,497

			4,425,558

Automotive 0.3%
Baa3	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	353,295
Ba2	1,420	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 9.875%, 08/10/11	1,449,533
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	270,918

			2,073,746

Banking 7.3%
A3	1,055	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	1,339,896
Ba3	1,500	Bank of America Corp., Jr. Sub. Notes, 8.000%, 12/29/49 (original cost $1,500,000; purchased 01/24/08)(a)(b)(d)	1,622,595
A2	1,640	Sr. Unsec’d. Notes, 3.700%, 09/01/15 (original cost $1,637,966; purchased 08/17/10)(b)(d)	1,672,224
A2	1,265	6.000%, 09/01/17 (original cost $1,337,224; purchased 10/26/09 - 08/12/10)(b)(d)	1,385,102
A1	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17 (original cost $225,733; purchased 09/19/08)(b)(d)(e)	262,422

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$705	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19(e)	$805,324
Aa3	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	704,966
Baa3	1,050	Capital One Capital V, 10.250%, 08/15/39(e)	1,134,000
Baa2	150	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	166,962
A3	650	Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A, 5.506%, 12/29/49(a)	659,750
		Citigroup, Inc., Sr. Unsec’d Notes,
A3	800	5.375%, 08/09/20(e)	836,563
A3	750	6.125%, 11/21/17	831,599
A3	1,950	8.125%, 07/15/39(e)	2,509,941
A3	500	8.500%, 05/22/19	622,990
Baa1	2,305	Sub. Notes, 5.625%, 08/27/12	2,421,870
A2	1,715	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12 (original cost $1,627,927; purchased 06/04/07 - 02/14/08)(b)(d)	1,801,448
Aa3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	957,291
Ba1	780	Discover Bank, Sub. Notes, 7.000%, 04/15/20	877,134
A2	185	Goldman Sachs Group, Inc. (The), Sub. Notes, 6.750%, 10/01/37	191,741
A1	190	Sr. Unsec’d. Notes, 5.950%, 01/18/18	207,957

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$575	6.150%, 04/01/18	$636,065
A1	840	6.250%, 09/01/17(e)	935,032
A1	1,370	Sr. Notes, 6.000%, 06/15/20(e)	1,482,583
A1	1,195	6.250%, 02/01/41	1,225,972
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15	1,672,148
A1	445	HSBC Holdings PLC (United Kingdom), Sub. Notes, 6.500%, 05/02/36	462,421
A1	355	6.500%, 09/15/37	369,472
A1	895	6.800%, 06/01/38	958,819
Aa2	675	Sr. Unsec’d. Notes, 5.100%, 04/05/21	694,739
Baa3	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	134,369
Ba2	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	912,323
Baa1	2,135	JPMorgan Chase & Co., Ser. 1, 7.900%, 04/29/49(e)	2,345,789
Aa3	2,400	Sr. Unsec’d. Notes, 4.400%, 07/22/20(f)	2,370,806
A2	700	JPMorgan Chase Capital XXVII, Gtd. Notes, Ser. AA, 7.000%, 11/01/39	729,377
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	573,562
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	719,990
Aa3	1,070	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN, 5.800%, 01/13/20	1,096,523

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$1,635	Morgan Stanley, Sr. Unsec’d. Notes, Ser. E, 5.450%, 01/09/17	$1,750,943
A2	1,920	Sr. Unsec’d. Notes, 5.750%, 01/25/21	1,997,113
A2	780	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	810,729
Aa3	1,080	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	1,111,059
A1	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19(e)	608,953
Baa1	270	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	278,682
A1	1,850	Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.125%, 10/04/16(e)	1,871,451
A3	1,375	State Street Corp., 4.956%, 03/15/18	1,443,806
Ba1	675	Turkiye Garanti Bankasi As (Turkey), Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21(e)	669,938
A2	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	1,907,420
A2	675	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39(e)	720,718
A1	3,325	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	3,417,112
A1	1,330	Sr. Unsec’d. Notes, MTN, 4.600%, 04/01/21	1,344,223

			56,263,912

Brokerage
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(g)	193,700

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials & Construction 0.7%
Ba3	$475	Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A, 11.750%, 09/10/14	$521,313
Ba3	1,795	Sr. Unsec’d. Notes, RegS, 11.750%, 09/10/14	1,970,012
B1	160	KB Home, Gtd. Notes, 6.375%, 08/15/11	161,200
Ba2	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13(e)	1,048,327
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	1,940,875

			5,641,727

Cable 2.3%
B3	1,150	Cequel Communications Holdings I LLC And Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17(e)	1,233,375
Ba3	5,775	Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A, 8.000%, 04/30/12	6,063,750
Baa1	475	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	659,906
Baa2	875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16(e)	888,386
Baa2	2,010	4.750%, 10/01/14(e)	2,179,792
Ba3	1,000	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	1,062,500
Ba3	1,200	7.000%, 10/01/13	1,296,000
Baa2	200	Time Warner Cable, Inc., Gtd. Notes, 5.875%, 11/15/40	194,963

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Baa2	$1,565	6.750%, 07/01/18	$1,802,417
Baa2	255	8.250%, 02/14/14	298,032
Ba1	1,500	Videotron LTEE (Canada), Gtd. Notes, 9.125%, 04/15/18	1,680,000

			17,359,121

Capital Goods 0.5%
Ba3	500	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	544,375
Baa1	270	ERAC USA Finance LLC, Gtd. Notes, 144A, 6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(b)(d)	302,349
B3	980	MHP SA (Luxembourg), Gtd. Notes, 144A, 10.250%, 04/29/15	1,051,050
A3	1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,271,430
Baa3	800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19(e)	931,495

			4,100,699

Chemicals 0.7%
Baa2	225	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	236,959
Ba1	500	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	564,375
Baa3	950	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	1,068,265
Baa3	725	7.600%, 05/15/14	841,618

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Baa3	$410		9.400%, 05/15/39	$621,845
Ba2	576		Lyondell Chemical Co., Sr. Sec’d. Notes, 144A, 8.000%, 11/01/17(e)	642,240
B1	620		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 6.500%, 01/15/12	639,375
Baa1	175		PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	173,481
Baa3	850		Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	944,471

				5,732,629

Consumer 0.3%
Caa3	903	(h)	Realogy Corp., Gtd. Notes, 144A, 12.000%, 04/15/17	926
Ba3	2,215		Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	2,491,875

				2,492,801

Electric 2.2%
B1	500		AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	546,250
A3	750		CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2, 5.700%, 03/15/13	812,404
A3	250		Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	269,660
Baa2	1,250		Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,397,813
Baa2	750		El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	767,432

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa2	$185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	$207,907
A2	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,145,126
Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14(e)	1,118,469
Baa1	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15(e)	133,948
A3	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17	843,106
A3	800	6.250%, 10/01/39	811,813
A3	500	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 06/15/12	529,608
A3	15	6.750%, 09/15/33	16,048
A1	1,320	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	1,452,046
B3	1,970	Mirant Americas Generation LLC, Sr. Unsec’d. Notes, 8.300%, 05/01/11	1,970,202
Ba1	1,104	Mirant Mid-Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A, 8.625%, 06/30/12	1,140,208
Baa3	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	489,556
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 09/15/20	373,755

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Ba3	$600	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A, 10.875%, 06/01/16 (original cost $586,434; purchased 09/22/09)(b)(d)	$678,000
Baa1	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	632,506
B2	790	Star Energy Geothermal Wayang Windu Ltd., (Virgin Islands (US)), Sr. Sec’d. Notes, RegS 11.500%, 02/12/15	913,398
Baa2	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18	824,732

			17,073,987

Energy - Integrated 0.4%
A2	435	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	438,404
A2	680	5.250%, 11/07/13	737,194
Baa2	1,250	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39(e)	1,437,998
Baa2	635	Hess Corp., Sr. Unsec’d. Notes, 5.600%, 02/15/41	624,101
Baa2	175	6.000%, 01/15/40	181,851

			3,419,548

Energy - Other 1.1%
Ba1	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,468,299
Ba1	175	6.450%, 09/15/36	180,312
Ba1	175	8.700%, 03/15/19(e)	219,433

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
A3	$465	Apache Corp., Sr. Unsec’d. Notes, 5.100%, 09/01/40	$445,865
A1	1,338	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	1,436,563
Baa3	2,350	Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A, 5.326%, 02/03/16	2,431,463
Ba1	700	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	761,712
Ba2	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 144A, 6.625%, 11/15/20	1,035,000
Baa2	525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(e)	536,525

			8,515,172

Foods 1.9%
Baa1	800	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 6.875%, 11/15/19	964,195
Baa1	3,075	7.750%, 01/15/19	3,855,613
Baa1	450	8.200%, 01/15/39	624,972
B3	2,285	Aramark Corp., Gtd. Notes, 8.500%, 02/01/15(e)	2,384,969
A2	325	Archer-Daniels-Midland Co., Sr. Unsec’d. Notes, 5.765%, 03/01/41	344,991
B3	1,010	Carrols Corp., Gtd. Notes, 9.000%, 01/15/13	1,012,525
Baa2	275	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 02/09/40	306,742

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Ba3	$2,145	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	$2,541,825
Ba1	2,425	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	2,709,937

			14,745,769

Gaming 0.4%
B2	1,250	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A, 9.500%, 10/15/15	1,340,625
Ba3	395	MGM Resorts International, Sr. Sec’d. Notes, 10.375%, 05/15/14	456,719
Ba3	1,350	13.000%, 11/15/13	1,616,625

			3,413,969

Healthcare & Pharmaceutical 0.6%
B1	600	Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 12.375%, 11/01/14(e)	651,750
B3	750	Community Health Systems, Inc., Gtd. Notes, 8.875%, 07/15/15(e)	766,875
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,125,765
Ba3	1,410	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17(e)	1,543,950
Ba3	500	Omnicare, Inc., Gtd. Notes, 6.875%, 12/15/15	515,000
A1	185	Wyeth, Gtd. Notes, 6.450%, 02/01/24	218,492

			4,821,832

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare Insurance 1.0%
Baa1	$725	Aetna, Inc., Sr. Unsec’d. Notes, 6.750%, 12/15/37	$825,418
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17(e)	1,063,705
Baa2	505	5.875%, 03/15/41	499,767
Ba1	2,100	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	2,243,623
A2	95	Health Care Service Corp., Sr. Unsec’d. Notes, 144A, 4.700%, 01/15/21	96,473
Baa1	415	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 5.700%, 10/15/40	414,396
Baa1	1,200	5.950%, 02/15/41	1,223,543
Baa1	1,000	6.000%, 06/15/17	1,133,373

			7,500,298

Insurance 3.0%
Baa1	240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.500%, 11/15/20	241,259
Baa1	890	7.500%, 08/01/16	1,011,390
Baa1	1,300	American International Group, Inc., Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	1,373,731
Baa1	625	Sr. Unsec’d. Notes, 4.250%, 05/15/13	648,118
Baa1	200	5.050%, 10/01/15	208,362
Baa1	525	6.400%, 12/15/20	574,359
Baa1	850	8.250%, 08/15/18	1,008,936
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,559,559
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(e)	695,500

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa1	$525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	$523,604
Baa2	470	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	455,032
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	932,950
Baa2	120	Sr. Unsec’d. Notes, 7.000%, 06/15/40	140,687
Baa2	800	8.750%, 07/01/19	1,028,986
Baa2	2,180	Markel Corp., Sr. Unsec’d. Notes, 7.125%, 09/30/19	2,495,099
A1	550	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 8.875%, 06/01/39(e)	766,265
A3	750	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	917,206
Aa2	190	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 03/30/40	204,258
Baa1	800	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	853,934
Baa1	360	6.375%, 04/30/20	383,416
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	385,987
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	961,249
Baa3	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20(e)	235,278
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16(e)	639,130

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa2	$735	WR Berkley Corp., Sr. Unsec’d. Notes, 5.375%, 09/15/20	$758,136
Baa2	2,500	XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes, 6.500%, 01/15/12	2,588,365
Baa2	25	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	26,880
Ba1	260	Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)(e)	247,000

			22,864,676

Lodging 0.8%
B2	900	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14(e)	1,032,750
Ba1	2,205	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	2,257,369
Ba1	380	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13(e)	405,650
Ba1	1,140	Gtd. Notes, 7.875%, 05/01/12	1,206,975
Ba1	975	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	1,021,919

			5,924,663

Media & Entertainment 3.7%
Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	100,968
Baa3	1,700	CBS Corp., Gtd. Notes, 8.200%, 05/15/14	1,998,216

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Ba2	$6,072	CW Media Holdings, Inc. (Canada), Gtd. Notes, 144A, 13.500%, 08/15/15	$6,709,729
Ba2	835	Gannett Co., Inc., Sr. Unsec’d. Notes, 5.750%, 06/01/11(e)	835,000
Ba2	500	6.375%, 04/01/12	516,875
Baa2	483	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	526,672
Ba3	1,250	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	1,456,250
B3	1,300	Lin Television Corp., Gtd. Notes, Ser. B, 6.500%, 05/15/13	1,300,000
B3	1,235	Gtd. Notes, 6.500%, 05/15/13	1,235,000
Baa2	600	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 04/01/21	585,600
Baa1	1,295	News America, Inc., Gtd. Notes, 144A, 6.150%, 02/15/41	1,319,494
Baa1	1,075	Gtd. Notes, 6.150%, 03/01/37	1,098,548
Baa1	160	6.900%, 08/15/39	179,471
Baa1	550	7.625%, 11/30/28	653,525
B2	820	Nielsen Finance LLC, Gtd. Notes, 11.500%, 05/01/16	969,650
Baa3	2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,505,996
Baa3	1,800	8.600%, 08/15/16	2,092,448
Ba3	1,230	Rainbow National Services LLC, Gtd. Notes, 144A, 8.750%, 09/01/12	1,231,537

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa2	$720	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	$806,977
Baa2	400	Time Warner, Inc., Gtd. Notes, 6.250%, 03/29/41(e)	416,704
Baa1	315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	338,309
Baa1	460	6.750%, 10/05/37	506,125
Baa1	230	6.875%, 04/30/36	257,525
Baa2	750	Vivendi SA (France), Sr. Unsec’d. Notes, 144A, 5.750%, 04/04/13	805,952

			28,446,571

Metals 2.0%
Baa3	375	Alcoa, Inc., Sr. Unsec’d. Notes, 5.400%, 04/15/21(e)	380,763
Baa3	275	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 3.750%, 08/05/15	281,785
Baa3	990	6.125%, 06/01/18(e)	1,071,130
Baa3	575	6.750%, 03/01/41(e)	588,467
Ba3	1,250	Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	1,446,875
Baa3	795	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 8.375%, 04/01/17	876,488
B1	1,000	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,156,500
B3	2,400	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	2,547,000

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Baa1	$775	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	$835,415
B2	1,450	Novelis, Inc. (Canada), Gtd. Notes, 8.375%, 12/15/17(e)	1,602,250
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	1,331,838
Baa2	309	Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 9.750%, 05/15/14	376,064
Baa2	101	10.250%, 05/15/16	121,957
Ba2	700	United States Steel Corp., Sr. Unsec’d. Notes, 7.000%, 02/01/18	734,125
Baa2	235	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	252,385
Baa2	505	6.875%, 11/10/39	546,262
Baa2	900	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11	922,954

			15,072,258

Non-Captive Finance 3.1%
B1	850	Ally Financial, Inc., Gtd. Notes, 6.875%, 09/15/11	864,344
B3	1,600	American General Finance Corp., Sr. Unsec’d. Notes, MTN, 5.200%, 12/15/11(e)	1,616,000
Baa2	249	Bosphorus Financial Services Ltd., (Cayman Islands), Sr. Sec’d. Notes, MTN, RegS, 2.113%, 02/15/12(a)	246,218
B3	1,195	CIT Group, Inc., Sec’d. Notes, 7.000%, 05/01/17(e)	1,204,709

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Baa1	$3,500	GATX Corp., Sr. Unsec’d. Notes, 4.750%, 10/01/12	$3,653,510
Aa2	885	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 4.375%, 09/16/20(e)(i)	872,893
Aa2	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(i)	2,561,013
Aa2	1,630	6.875%, 01/10/39(i)	1,869,873
Aa3	545	Sub. Notes, 5.300%, 02/11/21(e)	565,510
Baa1	900	HSBC Finance Capital Trust IX, 5.911%, 11/30/35(a)	876,375
Baa1	220	HSBC Finance Corp., Sr. Sub. Notes, 144A, 6.676%, 01/15/21	233,497
Ba3	1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	1,351,500
B1	1,225	Sr. Unsec’d. Notes, MTN, 5.750%, 06/15/11	1,227,887
Ba2	1,750	Nelnet, Inc., Jr. Sub. Notes, 7.400%, 09/29/36(a)	1,574,153
Baa3	723	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.029%, 07/03/33(a)(b)	499,210
Ba1	345	SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN, 5.375%, 01/15/13	361,821
Ba1	630	Sr. Notes, MTN, 6.250%, 01/25/16(e)	668,017
Ba1	1,450	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	1,501,785
Ba1	1,100	8.450%, 06/15/18	1,248,500
		Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN,
B3	1,000	6.900%, 12/15/17	937,500

			23,934,315

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging 0.3%
Baa3	$2,300	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	$2,418,070

Paper 1.5%
Ba2	1,440	Georgia-Pacific LLC, Sr. Unsec’d. Notes, 8.125%, 05/15/11 (original cost $1,472,850; purchased 06/09/09 - 09/30/09)(b)(d)(e)	1,450,623
Baa3	1,075	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39(e)	1,227,523
Baa3	800	7.950%, 06/15/18	972,482
Ba1	1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19(e)	1,817,958
Ba2	1,000	Rock-Tenn Co., Sr. Sec’d. Notes, 8.200%, 08/15/11	1,018,750
Ba2	2,280	Gtd. Notes, 9.250%, 03/15/16	2,485,200
Ba2	2,038	Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes, 11.500%, 07/01/14	2,221,420

			11,193,956

Pipelines & Other 0.2%
Baa2	520	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 08/15/33	596,102
Baa3	400	Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes, 4.250%, 09/01/12	414,577
Baa1	750	Sempra Energy, Sr. Unsec’d. Notes, 6.500%, 06/01/16(e)	863,740

			1,874,419

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts 1.0%
Baa2	$1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	$1,236,854
Baa2	700	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 4.600%, 06/15/13	736,407
Baa3	665	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	687,573
Baa3	1,415	Senior Housing Properties Trust, Sr. Unsec’d. Notes, 8.625%, 01/15/12	1,475,224
A3	260	Simon Property Group LP, Sr. Unsec’d. Notes, 4.200%, 02/01/15(e)	276,769
A3	340	6.750%, 05/15/14	384,067
A3	600	10.350%, 04/01/19	834,751
A2	1,450	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	1,608,465

			7,240,110

Retailers 0.8%
Baa2	1,225	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	1,272,994
Baa1	575	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 5.950%, 04/01/41	589,629
Ba1	400	Macy’s Retail Holdings, Inc., Gtd. Notes, 5.350%, 03/15/12	412,000
Ba1	2,768	5.875%, 01/15/13	2,934,080
B2	650	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16(e)	703,625
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41	542,427

			6,454,755

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology 1.6%
Ba3	$540	Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 8.125%, 12/15/17(e)	$571,050
Baa2	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	1,030,521
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	276,197
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	150,951
Baa2	500	6.125%, 11/20/12	536,404
Baa3	31	Motorola, Inc., Sr. Unsec’d. Notes, 8.000%, 11/01/11	32,066
B+(c)	825	NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A, 10.000%, 07/15/13	924,000
Ba1	1,475	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A, 6.875%, 05/01/20(e)	1,497,125
Ba1	990	Gtd. Notes, 6.375%, 10/01/11	1,003,613
Baa3	968	Sec’d. Notes, 144A, 10.000%, 05/01/14	1,137,400
Caa1	959	Sensata Technologies BV (Netherlands), Gtd. Notes, 8.000%, 05/01/14(e)	985,372
Caa1	1,150	SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A, 7.625%, 11/15/20	1,198,875
Caa1	930	Gtd. Notes, 10.250%, 08/15/15(e)	976,500
Baa2	1,050	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	1,113,715
Baa2	540	8.250%, 05/15/14	633,443

			12,067,232

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 2.1%
A2	$285	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	$302,171
A2	375	AT&T, Inc., Sr. Unsec’d. Notes, 144A, 5.350%, 09/01/40	351,363
A2	1,825	Sr. Unsec’d. Notes, 6.550%, 02/15/39(e)	1,988,781
Baa2	150	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.875%, 12/15/30	211,634
Baa3	1,100	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17(e)	1,215,500
A2	615	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	798,200
Baa3	2,890	CenturyLink, Inc., Sr. Unsec’d. Notes, 6.000%, 04/01/17	3,076,359
Baa3	1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.560%, 06/15/13(a)	1,296,875
Baa3	468	7.625%, 06/15/15	534,690
Baa3	250	7.875%, 09/01/11	255,625
Baa3	700	8.375%, 05/01/16	831,250
Baa2	1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	1,686,709
Baa1	515	Telefonica Emisiones SAU (Spain), Gtd. Notes, 5.134%, 04/27/20	523,777
A3	1,150	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.600%, 04/01/21	1,175,039
A3	600	6.400%, 02/15/38	649,524

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ba3	$960	Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A, 7.748%, 02/02/21(e)	$1,012,800

			15,910,297

Tobacco 0.8%
Baa1	3,375	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	4,846,611
Baa2	305	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	360,875
Baa3	650	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	749,761

			5,957,247

		Total corporate bonds	318,609,441

FOREIGN AGENCIES 2.0%
Aa3	100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	108,985
Baa3	80	DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 6.850%, 07/02/37	76,200
Baa3	1,770	Sr. Unsec’d. Notes, MTN, RegS, 6.850%, 07/02/37	1,685,925
Aa3	100	Export-Import Bank of China (China), 144A, 4.875%, 07/21/15	108,459
A1	645	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 4.000%, 01/29/21	591,182
A1	220	5.875%, 01/14/15	242,479
Baa1	3,165	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 9.250%, 04/23/19	3,948,337

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
Baa1	$1,055	GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A, 8.125%, 07/31/14	$1,209,980
Baa1	765	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	954,337
Baa1	200	Sec’d. Notes, RegS, 8.125%, 07/31/14	229,250
BBB+(c)	140	Gazprom International SA (Luxembourg), Gtd. Notes, 144A, 7.201%, 02/01/20	151,956
A1	545	Korea Development Bank (South Korea), 3.250%, 03/09/16	538,120
A1	620	Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN, 4.500%, 03/23/15(e)	648,406
A1	965	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 3.250%, 09/20/16(e)	942,361
NR	1,710	Nak Naftogaz Ukraine (Ukraine), 9.500%, 09/30/14	1,883,137
NR	895	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	674,830
Ba1	9	Petroleum Export Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.265%, 06/15/11	8,731
A1	925	Petronas Capital Ltd. (Malaysia), Gtd. Notes, RegS, 5.250%, 08/12/19	983,746
A2	305	Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A, 4.750%, 02/16/21	288,606
Aa3	230	RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A, 5.298%, 09/30/20	242,753

		Total foreign agencies	15,517,780

MORTGAGE BACKED SECURITIES 9.7%
	4	Federal Home Loan Mortgage Corp., 2.807%, 07/01/30(a)	3,946
	1,000	4.000%, TBA 30 YR	993,594

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
	$4,000		4.500%, TBA 30 YR	$4,109,376
	939		5.000%, 07/01/40	992,133
	1,000		5.000%, TBA 30 YR	1,053,906
	1,446		5.500%, 10/01/33 - 07/01/34	1,584,192
	1,494		6.000%, 10/01/32 - 12/01/36	1,647,922
	366		6.500%, 07/01/32 - 11/01/33	412,807
	174		7.000%, 09/01/32	200,330
	30		8.500%, 08/01/24 - 11/01/24	35,569
	101		Federal National Mortgage Association, 1.707%, 09/01/40(a)	102,420
	21		2.533%, 09/01/31(a)	21,827
	57		3.467%, 05/01/36(a)	57,877
	20,000		4.000%, TBA 30 YR	19,903,120
	76		4.500%, 08/01/33	78,661
	26		4.537%, 01/01/28(a)	26,562
	8,509		5.000%, 10/01/17 - 03/01/34	9,058,472
	9,500		5.000%, TBA 30 YR	9,991,330
	2,353		5.500%, 03/01/16 - 05/01/34	2,549,288
	8,000		5.500%, TBA 30 YR	8,582,496
	4,798		6.000%, 12/01/16 - 06/01/37	5,289,770
	2,003		6.500%, 12/01/17 - 11/01/33	2,256,241
	145		7.000%, 03/01/32 - 06/01/32	166,691
	12		Government National Mortgage Association, 2.125%, 11/20/29(a)	12,872
	69		3.375%, 05/20/30(a)	71,763
	500		4.000%, TBA 30 YR	506,485
	2,000		4.500%, TBA 30 YR	2,086,562
	83		5.500%, 08/15/33	91,332
	1,000		5.500%, TBA 30 YR	1,088,438
	234		6.000%, 01/15/33 - 12/15/33	261,678
	1,057		6.500%, 09/15/32 - 07/15/38	1,197,362
	999	(h)	8.000%, 08/20/31	1,183
	1		8.500%, 06/15/30	1,273

			Total mortgage backed securities	74,437,478

MUNICIPAL BONDS 1.0%

California 0.3%
A1	525		Bay Area Toll Authority, Build America Bonds, Taxable, Revenue Bonds, 6.907%, 10/01/50	540,718

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

California (cont’d.)
A1	$835	State of California, Build America Bonds, GO, 7.300%, 10/01/39	$921,022
A1	275	7.625%, 03/01/40	313,849
Aa1	500	University of California, Build America Bonds, Revenue Bonds, 5.770%, 05/15/43	497,810

			2,273,399

Colorado 0.1%
Aa2	475	Regional Transportation Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	472,383

Illinois 0.1%
A1	545	Chicago O’Hare International Airport, Build America Bonds, Revenue Bonds, 6.395%, 01/01/40	536,149

New Jersey 0.2%
A3	725	New Jersey State Turnpike Authority, Build America Bond, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A, 7.102%, 01/01/41	815,299
A3	750	Ser. F, 7.414%, 01/01/40	871,260

			1,686,559

Ohio 0.1%
Aa1	295	Ohio State University (The), Build America Bonds, Revenue Bonds, 4.910%, 06/01/40	279,861
Aaa	375	Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds, 4.879%, 12/01/34	362,362

			642,223

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Oregon
Aa2		$235	Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	$247,526

Pennsylvania 0.1%
Aa3		715	Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B, 5.511%, 12/01/45	660,581

Tennessee 0.1%
Aa2		550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	558,668

Texas
Aaa		200	Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	203,528

			Total municipal bonds	7,281,016

SOVEREIGNS 1.8%
B(c)		1,860	Argentina Bonos (Argentina), Sr. Unsec’d. Notes, 7.000%, 10/03/15	1,762,660
NR	EUR	2,007	Argentine Republic Government International Bond (Argentina), 7.820%, 12/31/33	2,169,658
B3	EUR	255	Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes, 11.000%, 07/27/12	392,235
Baa1	MXN	12,510	Mexican Bonos (Mexico), Ser. M 10, 8.000%, 12/17/15	1,149,424

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

SOVEREIGNS (Continued)
Baa1	MXN	22,020	Ser. M 30, 10.000%, 11/20/36	$2,301,525
Baa3		$395	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 2.900%, 05/31/18(j)	327,172
A2	PLN	3,110	Poland Government Bond (Poland), Ser. 1015, 6.250%, 10/24/15	1,199,851
A2	PLN	3,660	Ser. 1019, 5.500%, 10/25/19	1,325,555
Aa2		810	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 6.400%, 01/20/40	868,725
Ba1		1,500	Republic of Indonesia (Indonesia), 144A, 4.875%, 05/05/21	1,500,000
B2		1,195	Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, 9.250%, 09/15/27	867,570

			Total sovereigns	13,864,375

U.S. GOVERNMENT AGENCY SECURITY 0.2%
		1,695	Federal Home Loan Banks, 1.375%, 05/28/14	1,701,185

U.S. GOVERNMENT TREASURY SECURITIES 4.6%
		2,415	U.S. Treasury Bond, 4.250%, 11/15/40	2,347,834
		915	U.S. Treasury Notes, 0.750%, 03/31/13(e)	918,074
		13,440	2.000%, 04/30/16	13,455,725
		1,515	2.250%, 03/31/16(e)	1,537,255
		10,410	3.625%, 02/15/21(e)	10,693,027
		11,000	U.S. Treasury Strip Coupon, Ser. S0, 4.080%, 08/15/23(k)	6,693,819

			Total U.S. government treasury securities	35,645,734

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
PREFERRED STOCK 0.1%

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	$610,720

	Total long-term investments (cost $702,793,853)	733,296,625

SHORT-TERM INVESTMENTS 19.0%

AFFILIATED MUTUAL FUNDS
2,810,444	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $27,895,004)(l)	25,378,311
121,183,914	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,183,914; includes $61,337,595 of cash collateral received for securities on loan)(l)(m)	121,183,914

	Total short-term investments (cost $149,078,918)	146,562,225

	Total Investments(n) 114.4% (cost $851,872,771; Note 5)	879,858,850
	Liabilities in excess of other assets(o) (14.4%)	(110,940,720)

	Net Assets 100.0%	$768,918,130

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

CLP—Chilean Peso

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JIBAR—Johannesburg Interbank Agreed Rate

JPY—Japanese Yen

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MEXIBOR—Mexico Interbank Offered Rate

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

PRIBOR—Prague Interbank Offered Rate

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thailand Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

WIBOR—Warsaw Interbank Offered Rate

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $9,122,612. The aggregate value of $9,615,797 is approximately 1.3% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,923,484; cash collateral of $61,337,595 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Amount is actual; not rounded to thousands.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2011.
(k)	The rate shown is the effective yield at April 30, 2011.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	As of April 30, 2011, 15 securities representing $21,233,796 and 2.8% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
597	5 Year U.S. Treasury Notes	Jun. 2011	$69,731,493	$70,725,844	$994,351
187	10 Year U.S. Treasury Notes	Jun. 2011	22,416,371	22,653,297	236,926
362	U.S. Long Bond	Jun. 2011	42,893,167	44,299,750	1,406,583

					2,637,860

	Short Positions:
29	2 Year U.S. Treasury Notes	Jun. 2011	6,344,168	6,354,625	(10,457)
11	30 Year U.S. Ultra Bond	Jun. 2011	1,378,080	1,384,625	(6,545)

					(17,002)

					$2,620,858

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
expiring 05/23/11	Citibank NA	AUD	3,048,688	$3,204,143	$3,331,692	$127,549

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Brazilian Real
expiring 06/02/11	Citibank NA	BRL	2,375,998	$1,405,500	$1,507,304	$101,804
expiring 06/02/11	Citibank NA	BRL	2,485,780	1,487,600	1,576,948	89,348
expiring 06/02/11	Citibank NA	BRL	2,425,424	1,480,000	1,538,659	58,659
expiring 06/02/11	UBS	BRL	2,977,755	1,892,200	1,889,052	(3,148)
British Pound
expiring 05/25/11	Citibank NA	GBP	679,016	1,101,285	1,133,810	32,525
Canadian Dollar
expiring 05/20/11	JPMorgan Chase Securities	CAD	3,358,049	3,487,664	3,547,522	59,858
expiring 05/20/11	Morgan Stanley & Co., Inc.	CAD	1,446,548	1,510,700	1,528,168	17,468
Chilean Peso
expiring 06/08/11	UBS AG	CLP	534,930,200	1,115,600	1,156,244	40,644
Colombian Peso
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,097,400	1,190,115	92,715
Czech Koruna
expiring 05/24/11	Citibank NA	CZK	73,651,705	4,324,920	4,510,727	185,807
Euro
expiring 05/25/11	Goldman Sachs Group LP	EUR	1,041,327	1,503,000	1,541,260	38,260
expiring 05/25/11	Morgan Stanley & Co., Inc.	EUR	1,057,427	1,510,700	1,565,090	54,390
expiring 05/25/11	UBS AG	EUR	1,304,227	1,893,300	1,930,378	37,078
expiring 05/25/11	UBS AG	EUR	1,028,772	1,524,900	1,522,678	(2,222)
Hungarian Forint
expiring 05/24/11	Goldman Sachs Group LP	HUF	716,039,407	3,774,787	4,003,655	228,868
expiring 05/24/11	JPMorgan Chase Securities	HUF	281,054,103	1,510,700	1,571,483	60,783
Indian Rupee
expiring 06/29/11	Goldman Sachs Group LP	INR	63,672,102	1,407,118	1,422,006	14,888
expiring 06/29/11	UBS AG	INR	33,669,048	749,200	751,940	2,740
Indonesian Rupiah
expiring 06/30/11	Citibank NA	IDR	37,955,504,510	4,343,729	4,382,342	38,613
expiring 06/30/11	Citibank NA	IDR	13,052,064,500	1,501,100	1,506,991	5,891
Malaysian Ringgit
expiring 07/11/11	UBS AG	MYR	2,275,694	759,400	764,244	4,844
expiring 07/11/11	UBS AG	MYR	5,692,439	1,905,100	1,911,686	6,586

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Mexican Peso
expiring 05/20/11	Citibank NA	MXN	47,306,281	$4,001,490	$4,101,814	$100,324
expiring 05/20/11	Morgan Stanley & Co., Inc.	MXN	8,807,645	755,200	763,690	8,490
New Zealand Dollar
expiring 05/23/11	Morgan Stanley & Co., Inc.	NZD	946,661	751,500	764,868	13,368
expiring 05/23/11	Citibank NA	NZD	5,927,828	4,710,489	4,789,470	78,981
Norwegian Krone
expiring 05/24/11	UBS AG	NOK	36,767,335	6,681,085	6,997,920	316,835
Peruvian Nuevo Sol
expiring 06/07/11	Citibank NA	PEN	5,022,641	1,809,309	1,769,648	(39,661)
Philippine Peso
expiring 05/09/11	UBS AG	PHP	45,109,890	1,038,800	1,053,207	14,407
expiring 05/09/11	Goldman Sachs Group LP	PHP	45,234,052	1,046,600	1,056,106	9,506
expiring 06/03/11	Citibank NA	PHP	61,074,017	1,405,131	1,423,969	18,838
Polish Zloty
expiring 05/24/11	Citibank NA	PLN	843,019	307,339	316,777	9,438
expiring 05/24/11	JPMorgan Chase Securities	PLN	5,935,987	2,106,656	2,230,534	123,878
expiring 05/24/11	JPMorgan Chase Securities	PLN	4,118,856	1,516,200	1,547,721	31,521
expiring 05/24/11	JPMorgan Chase Securities	PLN	3,059,106	1,144,300	1,149,504	5,204
Romanian Leu
expiring 05/24/11	Citibank NA	RON	4,331,832	1,498,158	1,569,620	71,462
expiring 05/24/11	UBS AG	RON	2,123,393	759,400	769,402	10,002
expiring 05/24/11	Citibank NA	RON	2,127,773	759,400	770,989	11,589
Russian Rouble
expiring 06/06/11	Citibank NA	RUB	116,124,743	3,653,100	4,223,560	570,460
expiring 06/06/11	Citibank NA	RUB	22,469,520	720,200	817,237	97,037
expiring 06/06/11	Citibank NA	RUB	8,063,774	266,373	293,287	26,914
expiring 07/08/11	Goldman Sachs Group LP	RUB	8,063,774	264,864	292,401	27,537
expiring 08/08/11	Morgan Stanley & Co., Inc.	RUB	8,063,774	264,473	291,553	27,080
expiring 07/08/11	Goldman Sachs Group LP	RUB	40,740,084	1,405,800	1,477,278	71,478
expiring 08/08/11	Citibank NA	RUB	31,694,618	1,121,100	1,145,947	24,847

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
expiring 07/28/11	Citibank NA	RUB	42,293,102	$1,524,900	$1,530,833	$5,933
Singapore Dollar
expiring 05/23/11	JPMorgan Chase Securities	SGD	2,342,585	1,876,417	1,913,774	37,357
expiring 05/23/11	Goldman Sachs Group LP	SGD	5,146,142	4,140,095	4,204,140	64,045
South African Rand
expiring 05/27/11	Morgan Stanley & Co., Inc.	ZAR	10,337,833	1,514,600	1,568,242	53,642
expiring 05/27/11	UBS AG	ZAR	17,240,259	2,548,625	2,615,336	66,711
South Korean Won
expiring 07/21/11	Morgan Stanley & Co., Inc.	KRW	3,178,644,280	2,906,056	2,949,699	43,643
expiring 07/21/11	UBS AG	KRW	2,477,285,740	2,263,643	2,298,857	35,214
Swedish Krona
expiring 05/24/11	Goldman Sachs Group LP	SEK	42,058,756	6,653,226	6,951,502	298,276
expiring 05/25/11	Morgan Stanley & Co., Inc.	SEK	9,296,968	1,514,600	1,536,526	21,926
Swiss Franc
expiring 05/24/11	Morgan Stanley & Co., Inc.	CHF	4,086,026	4,548,054	4,724,429	176,375
expiring 05/24/11	UBS AG	CHF	668,674	759,400	773,148	13,748
expiring 05/24/11	UBS AG	CHF	1,320,528	1,524,900	1,526,848	1,948
Taiwan Dollar
expiring 12/09/11	UBS AG	TWD	31,835,050	1,118,000	1,117,576	(424)
expiring 12/09/11	UBS AG	TWD	42,539,576	1,498,400	1,493,360	(5,040)
Thailand Baht
expiring 05/09/11	UBS AG	THB	31,927,518	1,038,800	1,068,955	30,155
expiring 05/09/11	UBS AG	THB	32,104,906	1,046,700	1,074,894	28,194
expiring 05/09/11	UBS AG	THB	44,559,070	1,466,000	1,491,868	25,868
expiring 05/09/11	UBS AG	THB	33,307,252	1,097,800	1,115,149	17,349
Turkish Lira
expiring 05/27/11	JPMorgan Chase Securities	TRY	9,117,124	5,951,980	5,965,693	13,713

						3,852,116

Sold:
Brazilian Real
expiring 06/02/11	Citibank NA	BRL	1,801,809	1,144,300	1,143,046	1,254

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
British Pound
expiring 05/25/11	Citibank NA	GBP	7,531	$12,274	$12,575	$(301)
expiring 05/25/11	Goldman Sachs Group LP	GBP	624,698	1,028,800	1,043,111	(14,311)
Colombian Peso
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,098,824	1,190,115	(91,291)
Euro
expiring 05/25/11	Morgan Stanley & Co., Inc.	EUR	211,000	304,456	312,300	(7,844)
expiring 05/25/11	Morgan Stanley & Co., Inc.	EUR	1,057,427	1,508,900	1,565,224	(56,324)
expiring 05/25/11	UBS AG	EUR	1,112,196	1,581,433	1,646,154	(64,721)
expiring 05/25/11	UBS AG	EUR	195,419	279,489	289,238	(9,749)
Hungarian Forint
expiring 05/24/11	JPMorgan Chase Securities	HUF	238,264,351	1,277,600	1,332,229	(54,629)
Japanese Yen
expiring 05/25/11	JPMorgan Chase Securities	JPY	5,427,046	65,862	66,912	(1,050)
Mexican Peso
expiring 05/20/11	Morgan Stanley & Co., Inc.	MXN	17,793,170	1,502,400	1,542,803	(40,403)
New Zealand Dollar
expiring 05/23/11	UBS AG	NZD	1,920,149	1,510,700	1,551,410	(40,710)
Norwegian Krone
expiring 05/24/11	Citibank NA	NOK	4,109,520	755,400	782,164	(26,764)
expiring 05/24/11	Citibank NA	NOK	8,156,098	1,518,700	1,552,349	(33,649)
Peruvian Nuevo Sol
expiring 06/07/11	Citibank NA	PEN	5,022,641	1,773,031	1,769,648	3,383
Russian Rouble
expiring 06/06/11	UBS AG	RUB	24,344,166	802,908	885,419	(82,511)
expiring 06/06/11	Citibank NA	RUB	30,999,067	1,046,700	1,127,464	(80,764)
expiring 07/08/11	Goldman Sachs Group LP	RUB	41,978,916	1,463,700	1,522,199	(58,499)
expiring 07/08/11	Citibank NA	RUB	42,397,308	1,468,000	1,537,370	(69,370)
expiring 08/08/11	Citibank NA	RUB	32,174,341	1,113,800	1,163,292	(49,492)
Swedish Krona
expiring 05/24/11	Citibank NA	SEK	4,721,575	755,400	780,385	(24,985)
Swiss Franc
expiring 05/24/11	UBS AG	CHF	2,679,121	2,983,700	3,097,708	(114,008)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	59

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Taiwan Dollar
expiring 12/09/11	UBS AG	TWD	43,070,332	$1,518,700	$1,511,993	$6,707
expiring 12/09/11	UBS AG	TWD	31,304,294	1,104,793	1,098,944	5,849
Thailand Baht
expiring 05/09/11	UBS AG	THB	45,151,695	1,487,700	1,511,709	(24,009)
Turkish Lira
expiring 05/27/11	Morgan Stanley & Co., Inc.	TRY	2,328,785	1,518,700	1,523,816	(5,116)
expiring 05/27/11	Citibank NA	TRY	1,165,932	759,400	762,915	(3,515)
expiring 05/27/11	UBS AG	TRY	2,327,345	1,524,900	1,522,873	2,027

						(934,795)

						$2,917,321

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	04/26/16	PLN	16,600	5.665%	6 month WIBOR	$1,307	$—	$1,307
Citibank, NA(a)	03/23/16		$1,210	2.251%	3 month LIBOR	10,481	—	10,481
Citibank, NA(a)	03/15/16		2,405	2.404%	3 month LIBOR	38,292	—	38,292
Citibank, NA(a)	04/11/16		1,945	2.415%	3 month LIBOR	28,286	—	28,286
Citibank, NA(a)	03/15/16	CZK	62,800	2.865%	6 month PRIBOR	26,682	—	26,682
Citibank, NA(a)	02/15/13	MXN	93,800	5.620%	1 month MEXIBOR	7,671	—	7,671
JPMorgan Chase Bank(a)	01/10/13		82,000	0.908%	3 month LIBOR	610,829	—	610,829
JPMorgan Chase Bank(a)	02/07/21	ZAR	15,600	8.500%	3 month JIBAR	74,610	—	74,610
Morgan Stanley Capital Services, Inc.(a)	12/10/20		11,600	4.903%	3 month LIBOR	78,017	—	78,017
Morgan Stanley Capital Services, Inc.(a)	12/14/20		7,700	4.910%	3 month LIBOR	42,876	—	42,876

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(b)	04/27/16	$3,300	2.368%	6 month LIBOR	$(25,139)	$—	$(25,139)
Citibank, NA(b)	04/11/16	1,945	2.406%	3 month LIBOR	(27,740)	—	(27,740)
Citibank, NA(b)	03/15/16	3,615	2.555%	3 month LIBOR	(87,213)	—	(87,213)

					$778,959	$—	$778,959

(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	06/20/11	$835	5.000%	Gannett Co., Inc. 6.375%, due 04/01/12	$(10,273)	$(1,802)	$(8,471)
Citibank NA	03/20/12	2,500	5.000%	XL Capital Ltd. 5.250%, due 09/15/14	(121,035)	(44,989)	(76,046)
Citibank NA	06/20/14	1,700	1.000%	CBS Corp. 4.625%, due 05/15/18	(26,873)	82,163	(109,036)
Credit Suisse International	12/20/12	3,500	1.000%	GATX Corp. 5.500%, due 02/15/12	(27,119)	19,235	(46,354)
Credit Suisse International	06/20/14	2,500	1.000%	Centex Corp. 5.250%, due 06/15/15	27,765	(10,916)	38,681
Credit Suisse International	03/20/15	1,885	1.000%	Toll Brothers, Inc. 5.150%, due 05/15/15	30,403	11,426	18,977
Deutsche Bank AG	03/20/12	500	5.000%	Gannett Co., Inc. 6.375%, due 04/01/12	(22,589)	(4,877)	(17,712)
Deutsche Bank AG	12/20/12	2,768	1.000%	Macy Retail Holings, Inc. 8.000%, due 07/15/12	(27,746)	57,492	(85,238)
Deutsche Bank AG	06/20/13	2,300	1.000%	Sealed Air Corp. 5.625%, due 07/15/13	(24,786)	20,984	(45,770)
Deutsche Bank AG	06/20/13	1,250	1.000%	Qwest Corp. 7.200%, due 11/10/26	(14,814)	13,395	(28,209)
Deutsche Bank AG	09/20/13	965	1.000%	Masco Corp. 6.125%, due 10/03/16	6,239	21,802	(15,563)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	61

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protection(1) (cont’d.):
Deutsche Bank AG	03/20/14	$380	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	$(71,153)	$—	$(71,153)
Deutsche Bank AG	06/20/14	2,400	1.000%	R.R. Donnelly & Sons Co. 4.950%, due 04/01/14	38,648	121,201	(82,553)
Deutsche Bank AG	03/20/18	1,300	3.700%	American International Group 6.250%, due 05/01/36	(147,665)	—	(147,665)
Goldman Sachs International	03/20/14	1,250	0.700%	Duke Energy Corp. 5.650%, due 06/15/13	(18,328)	—	(18,328)
Goldman Sachs International	03/20/14	2,000	5.300%	International Paper Co. 5.300%, due 04/01/15	(280,292)	—	(280,292)
JPMorgan Chase Bank	06/20/14	1,450	5.000%	SLM Corp. 5.125%, due 08/27/12	(156,831)	173,924	(330,755)
JPMorgan Chase Bank	09/20/16	1,800	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/14	128,662	172,323	(43,661)
JPMorgan Chase Bank	09/20/19	1,650	1.000%	Westvaco Corp. 7.950%, due 02/15/31	106,911	27,235	79,676

					$(610,876)	$658,596	$(1,269,472)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Credit Indices—Buy Protection(1):
Citibank NA	12/20/15		$ 1,500	5.000%	CDX.NA.HY.15.V1 zero cupon, due 12/20/15	$(77,108)	$(46,517)	$(30,591)
Deutsche Bank AG	12/20/15		15,000	1.000%	CDX.NA.HY.15.V1 zero coupon, due 12/20/15	(180,644)	(11,697)	(168,947)
Deutsche Bank AG	12/20/15		7,500	1.000%	CDX.NA.HY.15.V1 zero coupon, due 12/20/15	(90,512)	(50,086)	(40,426)
Deutsche Bank AG	12/20/15		7,500	1.000%	CDX.NA.HY.15.V1 zero coupon, due 12/20/15	(90,512)	(57,967)	(32,545)
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	1,300	1.650%	Itraxx Euro zero coupon, due 06/20/13	(45,901)	(21,691)	(24,210)

						$(484,677)	$(187,958)	$(296,719)

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the

See Notes to Financial Statements.

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notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolios securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$35,212,785	$36,694,271
Residential Mortgage Backed Securities	—	47,316,098	—
Bank Loans	—	9,706,987	—
Collateralized Mortgage Obligations	—	5,263,512	—
Commercial Mortgage Backed Securities	—	131,435,243	—
Corporate Bonds	—	318,608,515	926
Foreign Agencies	—	15,517,780	—
Mortgage Backed Securities	—	74,437,478	—
Municipal Bonds	—	7,281,016	—
Sovereigns	—	13,537,203	327,172
Preferred Stock	610,720	—	—

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	63

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

	Level 1	Level 2	Level 3
U.S. Government Agency Security	$—	$1,701,185	$—
U.S. Government Treasury Securities	—	35,645,734	—
Affiliated Mutual Funds	146,562,225	—	—
Other Financial Instruments*
Futures Contracts	2,620,858	—	—
Forward Foreign Currency Exchange Contracts	—	2,917,321	—
Interest Rate Swap Agreements	—	778,959	—
Credit Default Swap Agreements	—	(1,547,863)	(18,328)

Total	$149,793,803	$697,811,953	$37,004,041

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/10	$9,402,981	$1,040,000	$—	$—	$—
Realized gain (loss)	183,999	—	—	9,486	— **
Change in unrealized appreciation (depreciation)***	571,142	—	119	(3,885)	(1,948)
Purchases	19,081,331	—	—	—	—
Sales	(5,317,736)	—	—	(26,358)	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	12,772,554	—	807	347,929	(16,380)
Transfers out of Level 3	—	(1,040,000)	—	—	—

Balance as of 04/30/11	$36,694,271	$—	$926	$327,172	$(18,328)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $4,424.
***	Of which, $343,682 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond, 1 Sovereign, 13 Non-Residential Mortgage Backed Securities and 1 Credit Default Swap Agreement transferred into Level 3 as a result of using a single broker quote and 1 Bank Loan transferred out of Level 3 as a result of using the primary vendor pricing source.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Affiliated Mutual Funds (including 8.0% of collateral received for securities on loan)	19.0%
Commercial Mortgage Backed Securities	17.1
Mortgage Backed Securities	9.7
Non-Residential Mortgage Backed Securities	9.3
Banking	7.4
Residential Mortgage Backed Securities	6.2
U.S. Government Treasury Securities	4.6
Media & Entertainment	3.7
Non-Captive Finance	3.4
Insurance	3.0
Cable	2.4
Electric	2.3
Telecommunications	2.1
Foods	2.0
Foreign Agencies	2.0
Metals	2.0
Sovereigns	1.8
Technology	1.8
Paper	1.5
Energy—Other	1.1
Healthcare Insurance	1.0
Municipal Bonds	1.0
Real Estate Investment Trusts	1.0
Retailers	0.9
Healthcare & Pharmaceutical	0.8
Lodging	0.8
Tobacco	0.8
Building Materials & Construction	0.7
Chemicals	0.7
Collateralized Mortgage Obligations	0.7
Airlines	0.6
Gaming	0.6
Capital Goods	0.5
Energy—Integrated	0.4
Automotive	0.3
Consumer	0.3
Packaging	0.3
Aerospace & Defense	0.2
Pipelines & Other	0.2
U.S. Government Agency Security	0.2

114.4
Liabilities in excess of other assets	(14.4)

100.0%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	65

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$137,334		Unrealized depreciation on swap agreements	$1,703,525
Credit contracts	Premiums paid for swap agreements	721,180		Premiums received for swap agreements	250,542
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,921,831		Unrealized depreciation on forward foreign currency contracts	1,004,510
Interest rate contracts	Due from broker—variation margin	2,637,860	*	Due from broker—variation margin	17,002	*
Interest rate contracts	Unrealized appreciation on swap agreements	919,051		Unrealized depreciation on swap agreements	140,092

Total		$8,337,256			$3,115,671

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts	Futures	Swaps	Purchased Options	Written Options	Total
Credit contracts	$—	$—	$(494,682)	$—	$—	$(494,682)
Foreign exchange contracts	2,652,584	—	—	—	—	2,652,584
Interest rate contracts	—	(2,725,473)	(105,840)	(840,213)	613,482	(3,058,044)

Total	$2,652,584	$(2,725,473)	$(600,522)	$(840,213)	$613,482	$(900,142)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(593,122)	$(593,122)
Foreign exchange contracts	3,039,821	—	—	3,039,821
Interest rate contracts	—	1,844,292	750,190	2,594,482

Total	$3,039,821	$1,844,292	$157,068	$5,041,181

For the six months ended April 30, 2011, the Fund’s average volume of derivative activities is as follows:

Futures Long Position	Futures Short Position	Forward Currency Contracts- Purchased	Forward Currency Contracts-Sold	Interest Rate Swaps	Credit Default Swaps as Buyer
(Value at Trade Date)	(Value at Trade Date)	(Value at Settlement Date Payable)	(Value at Settlement Date Receivable)	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$158,977,424	$44,665,093	$93,527,814	$29,999,273	$105,377	$56,889

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	67

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $59,923,484:
Unaffiliated investments (cost $702,793,853)	$733,296,625
Affiliated investments (cost $149,078,918)	146,562,225
Cash	410,461
Receivable for investments sold	24,904,981
Dividends and interest receivable	6,667,593
Unrealized appreciation on forward foreign currency contracts	3,921,831
Receivable for Fund shares sold	3,508,945
Unrealized appreciation on swap agreements	1,056,385
Premiums paid for swap agreements	721,180
Due from broker—variation margin	180,615
Prepaid expenses	8,516

Total assets	921,239,357

Liabilities
Payable for investments purchased	85,288,995
Payable to broker for collateral for securities on loan	61,337,595
Unrealized depreciation on swap agreements	1,843,617
Payable for Fund shares reacquired	1,664,792
Unrealized depreciation on forward foreign currency contracts	1,004,510
Dividends payable	251,090
Premiums received for swap agreements	250,542
Management fee payable	225,396
Distribution fee payable	198,799
Accrued expenses	178,697
Affiliated transfer agent fee payable	57,443
Deferred directors’ fees	19,751

Total liabilities	152,321,227

Net Assets	$768,918,130

Net assets were comprised of:
Common stock, at par	$54,476
Paid-in capital in excess of par	733,447,836

733,502,312
Distributed in excess of net investment income	(85,035)
Accumulated net realized gain on investment and foreign currency transactions	2,775,585
Net unrealized appreciation on investments and foreign currencies	32,725,268

Net Assets, April 30, 2011	$768,918,130

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($402,594,299 ÷ 28,500,958 shares of common stock issued and outstanding)	$14.13
Maximum sales charge (4.50% of offering price)	0.67

Maximum offering price to public	$14.80

Class B
Net asset value, offering price and redemption price per share
($46,108,790 ÷ 3,263,831 shares of common stock issued and outstanding)	$14.13

Class C
Net asset value, offering price and redemption price per share
($102,166,185 ÷ 7,237,501 shares of common stock issued and outstanding)	$14.12

Class L
Net asset value and redemption price per share
($9,769,329 ÷ 691,482 shares of common stock issued and outstanding)	$14.13
Maximum sales charge (4.25% of offering price)	0.63

Maximum offering price to public	$14.76

Class M
Net asset value, offering price and redemption price per share
($2,235,292 ÷ 158,223 shares of common stock issued and outstanding)	$14.13

Class Q
Net asset value, offering price and redemption price per share
($36,092,920 ÷ 2,559,966 shares of common stock issued and outstanding)	$14.10

Class R
Net asset value, offering price and redemption price per share
($1,533,620 ÷ 108,400 shares of common stock issued and outstanding)	$14.15

Class X
Net asset value, offering price and redemption price per share
($2,892,091 ÷ 204,240 shares of common stock issued and outstanding)	$14.16

Class Z
Net asset value, offering price and redemption price per share
($165,525,604 ÷ 11,751,845 shares of common stock issued and outstanding)	$14.09

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	69

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$17,460,238
Affiliated dividend income	215,067
Affiliated income from securities loaned, net	29,482
Unaffiliated dividend income	24,664

Total income	17,729,451

Expenses
Management fee	1,790,709
Distribution fee—Class A	486,730
Distribution fee—Class B	173,483
Distribution fee—Class C	406,407
Distribution fee—Class L	24,344
Distribution fee—Class M	17,463
Distribution fee—Class R	2,596
Distribution fee—Class X	4,421
Transfer agent’s fees and expenses (including affiliated expense of $141,100) (Note 3)	427,000
Custodian’s fees and expenses	136,000
Registration fees	76,000
Reports to shareholders	74,000
Audit fee	23,000
Legal fees and expenses	17,000
Directors’ fees	15,000
Insurance	8,000
Loan interest expense (Note 7)	1,927
Miscellaneous	12,262

Total expenses	3,696,342
Expense reimbursement (Note 2)	(428,861)

Net expenses	3,267,481

Net investment income	14,461,970

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,585,494
Foreign currency transactions	2,088,017
Futures transactions	(2,725,473)
Swap agreement transactions	(600,522)
Written option transactions	613,482

2,960,998

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $252,939)	(5,859,807)
Foreign currencies	3,046,200
Financial futures contracts	1,844,292
Swap agreements	157,068

(812,247)

Net gain on investment and foreign currency transactions	2,148,751

Net Increase In Net Assets Resulting From Operations	$16,610,721

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,461,970	$23,962,628
Net realized gain on investment and foreign currency transactions	2,960,998	17,031,331
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(812,247)	26,657,839

Net increase in net assets resulting from operations	16,610,721	67,651,798

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(8,619,836)	(13,102,274)
Class B	(905,869)	(1,415,381)
Class C	(1,867,566)	(2,403,373)
Class L	(203,076)	(382,845)
Class M	(65,073)	(298,440)
Class Q	(473,761)	—
Class R	(21,476)	(11,254)
Class X	(79,322)	(197,198)
Class Z	(3,350,665)	(4,039,120)

	(15,586,644)	(21,849,885)

Distributions from net realized gains
Class A	(4,507,149)	—
Class B	(525,447)	—
Class C	(1,111,542)	—
Class L	(110,884)	—
Class M	(43,775)	—
Class R	(11,327)	—
Class X	(45,341)	—
Class Z	(1,720,558)	—

	(8,076,023)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	219,755,260	329,425,150
Net asset value of shares issued in reinvestment of dividends and distributions	20,826,416	19,288,060
Cost of shares reacquired	(194,278,272)	(141,458,258)

Net increase in net assets from Fund share transactions	46,303,404	207,254,952

Capital Contributions
Proceeds from regulatory settlement (Note 6)	—	181,981
Class X (Note 2)	428	1,616

	428	183,597

Total increase	39,251,886	253,240,462

Net Assets:
Beginning of period	729,666,244	476,425,782

End of period(a)	$768,918,130	$729,666,244

(a) Includes undistributed net investment income of:	$—	$1,039,639

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	71

Notes to Financial Statements

(Unaudited)

Prudential Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable

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securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the reporting period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Prudential Total Return Bond Fund, Inc.	73

Notes to Financial Statements

(Unaudited) continued

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master

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netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements

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Notes to Financial Statements

(Unaudited) continued

of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of

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the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the

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Notes to Financial Statements

(Unaudited) continued

transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2011 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain

Prudential Total Return Bond Fund, Inc.	79

Notes to Financial Statements

(Unaudited) continued

books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended April 30, 2011.

PI has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2011, PIMS contractually agreed to limit such fees to .25%, .75% and .50% of the average daily net assets of the Class A, Class C (through February 28, 2011) and Class R shares, respectively. PIMS had voluntarily agreed to limit such fees to .75% of the average daily net assets of the Class B shares. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

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During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X in the Statement of Changes for the year ended October 31, 2008. The impact is also reflected in the Financial Highlights for the six months ended April 30, 2011 and the years ended October 31, 2010, October 31, 2009, October 31, 2008 and period ended October 31, 2007.

PIMS has advised the Fund that it has received $327,580 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2011. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker- dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2011, it received $2,064, $109,462, $18,539 and $159 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class M shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s security lending agent. For the six months ended April 30, 2011, PIM has been compensated approximately $8,800 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

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Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2011 aggregated $695,998,644 and $650,512,242, respectively. United States government securities represent $245,866,284 and $244,513,120 of those purchases and sales, respectively.

Transactions in options written during the six months ended April 30, 2011, were as follows:

	Contracts	Premiums
Options outstanding at October 31, 2010	—	$—
Options written	230	693,069
Options terminated in closing purchase transactions	(230)	(693,069)
Options expired	—	—

Options outstanding at April 30, 2011	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$851,934,311	$36,749,349	$(8,824,810)	$27,924,539

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales as of the most recent fiscal year end.

The Fund utilized approximately $8,847,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2010. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital

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loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 575 million,

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75 million, 75 million, 25 million, 25 million, 350 million, 350 million, 25 million and 500 million shares, respectively. Class Q commencement of offering was December 27, 2010.

During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	4,276,822	$59,567,259
Shares issued in reinvestment of dividends and distributions	863,449	11,963,578
Shares reacquired	(5,659,273)	(78,507,675)

Net increase (decrease) in shares outstanding before conversion	(519,002)	(6,976,838)
Shares issued upon conversion from Class B, Class M and Class X	434,697	6,050,274
Shares reacquired upon conversion into Class Z	(8,405)	(116,911)

Net increase (decrease) in shares outstanding	(92,710)	$(1,043,475)

Year ended October 31, 2010:
Shares sold	10,171,872	$140,001,484
Shares issued in reinvestment of dividends	865,024	11,845,880
Shares reacquired	(5,610,005)	(76,998,886)

Net increase (decrease) in shares outstanding before conversion	5,426,891	74,848,478
Shares issued upon conversion from Class B, Class M and Class X	1,155,170	15,718,316

Net increase (decrease) in shares outstanding	6,582,061	$90,566,794

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Class B	Shares	Amount
Six months ended April 30, 2011:
Shares sold	496,005	$6,926,614
Shares issued in reinvestment of dividends and distributions	92,261	1,277,976
Shares reacquired	(447,050)	(6,223,407)

Net increase (decrease) in shares outstanding before conversion	141,216	1,981,183
Shares reacquired upon conversion into Class A	(233,106)	(3,246,224)

Net increase (decrease) in shares outstanding	(91,890)	$(1,265,041)

Year ended October 31, 2010:
Shares sold	1,479,211	$20,358,648
Shares issued in reinvestment of dividends	94,458	1,290,847
Shares reacquired	(862,482)	(11,750,367)

Net increase (decrease) in shares outstanding before conversion	711,187	9,899,128
Shares reacquired upon conversion into Class A	(405,366)	(5,518,670)

Net increase (decrease) in shares outstanding	305,821	$4,380,458

Class C
Six months ended April 30, 2011:
Shares sold	1,389,815	$19,362,340
Shares issued in reinvestment of dividends and distributions	172,751	2,390,444
Shares reacquired	(1,311,563)	(18,211,292)

Net increase (decrease) in shares outstanding before conversion	251,003	3,541,492
Shares reacquired upon conversion into Class Z	(10)	(142)

Net increase (decrease) in shares outstanding	250,993	$3,541,350

Year ended October 31, 2010:
Shares sold	3,793,756	$52,103,282
Shares issued in reinvestment of dividends	137,428	1,883,543
Shares reacquired	(1,012,877)	(13,868,793)

Net increase (decrease) in shares outstanding	2,918,307	$40,118,032

Class L
Six months ended April 30, 2011:
Shares sold	2,943	$41,124
Shares issued in reinvestment of dividends and distributions	22,582	312,881
Shares reacquired	(51,653)	(720,256)

Net increase (decrease) in shares outstanding	(26,128)	$(366,251)

Year ended October 31, 2010:
Shares sold	12,535	$171,197
Shares issued in reinvestment of dividends	27,096	370,004
Shares reacquired	(141,349)	(1,930,948)

Net increase (decrease) in shares outstanding	(101,718)	$(1,389,747)

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Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended April 30, 2011:
Shares sold	2,084	$29,175
Shares issued in reinvestment of dividends and distributions	6,794	94,024
Shares reacquired	(37,673)	(525,201)

Net increase (decrease) in shares outstanding before conversion	(28,795)	(402,002)
Shares reacquired upon conversion into Class A	(152,299)	(2,120,605)

Net increase (decrease) in shares outstanding	(181,094)	$(2,522,607)

Year ended October 31, 2010:
Shares sold	18,325	$248,235
Shares issued in reinvestment of dividends	18,097	245,426
Shares reacquired	(168,482)	(2,278,985)

Net increase (decrease) in shares outstanding before conversion	(132,060)	(1,785,324)
Shares reacquired upon conversion into Class A	(600,172)	(8,196,020)

Net increase (decrease) in shares outstanding	(732,232)	$(9,981,344)

Class Q
Period ended April 30, 2011*:
Shares sold	2,577,826	$35,348,936
Shares issued in reinvestment of dividends	34,340	477,579
Shares reacquired	(52,200)	(725,000)

Net increase (decrease) in shares outstanding	2,559,966	$35,101,515

Class R
Six months ended April 30, 2011:
Shares sold	58,413	$816,152
Shares issued in reinvestment of dividends and distributions	902	12,547
Shares reacquired	(17,536)	(243,317)

Net increase (decrease) in shares outstanding	41,779	$585,382

Year ended October 31, 2010:
Shares sold	99,055	$1,367,521
Shares issued in reinvestment of dividends	483	6,716
Shares reacquired	(33,002)	(452,128)

Net increase (decrease) in shares outstanding	66,536	$922,109

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Class X	Shares	Amount
Six months ended April 30, 2011:
Shares sold	3,797	$52,558
Shares issued in reinvestment of dividends and distributions	9,057	125,713
Shares reacquired	(66,149)	(918,494)

Net increase (decrease) in shares outstanding before conversion	(53,295)	(740,223)
Shares reacquired upon conversion into Class A	(48,808)	(683,445)

Net increase (decrease) in shares outstanding	(102,103)	$(1,423,668)

Year ended October 31, 2010:
Shares sold	13,923	$190,120
Shares issued in reinvestment of dividends	14,204	193,899
Shares reacquired	(64,893)	(875,419)

Net increase (decrease) in shares outstanding before conversion	(36,766)	(491,400)
Shares reacquired upon conversion into Class A	(147,707)	(2,003,626)

Net increase (decrease) in shares outstanding	(184,473)	$(2,495,026)

Class Z
Six months ended April 30, 2011:
Shares sold	7,037,351	$97,611,102
Shares issued in reinvestment of dividends and distributions	301,665	4,171,674
Shares reacquired	(6,389,544)	(88,203,630)

Net increase (decrease) in shares outstanding before conversion	949,472	13,579,146
Shares issued upon conversion from Class A and Class C	8,436	117,053

Net increase (decrease) in shares outstanding	957,908	$13,696,199

Year ended October 31, 2010:
Shares sold	8,389,192	$114,984,663
Shares issued in reinvestment of dividends	251,657	3,451,745
Shares reacquired	(2,419,699)	(33,302,732)

Net increase (decrease) in shares outstanding	6,221,150	$85,133,676

*	Commencement of offering was December 27, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of ..10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of

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0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended April 30, 2011. The average daily balance for the 3 days that the Fund had loans outstanding during the period was $15,728,000 at a weighted average interest rate of 1.47%.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27		$13.21	$11.26	$12.62	$12.59		$12.67	$12.94
Income (loss) from investment operations:
Net investment income	.28		.58	.55	.61	.54		.62	.54
Net realized and unrealized gain (loss) on investment transactions	.04		1.01	1.98	(1.38)	.01		(.08)	(.22)
Total from investment operations	.32		1.59	2.53	(.77)	.55		.54	.32
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.53)	(.58)	(.59)	(.52)		(.62)	(.59)
Distributions from net realized gains	(.16)		-	-	-	-		-	-
Total dividends and distributions	(.46)		(.53)	(.58)	(.59)	(.52)		(.62)	(.59)
Capital Contributions (Note 6)	-		- (c)	-	-	-		-	-
Net asset value, end of period	$14.13		$14.27	$13.21	$11.26	$12.62		$12.59	$12.67
Total Return(d):	2.38%		12.27%	23.09%	(6.36)%	4.30%		4.39%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$402,594		$408,014	$290,709	$235,064	$243,079		$212,105	$173,946
Average net assets (000)	$392,611		$339,741	$259,620	$253,885	$237,573		$194,447	$152,629
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	.85%	(g)	.85%	.85%	.91%	1.01%	(g)	1.13%	1.16%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.66%	.76%	(g)	.88%	.91%
Net investment income	4.09%	(g)	4.22%	4.61%	4.93%	5.10%	(g)	4.97%	4.21%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	94%	(h)	185%	397%	512%	326%	(h)	387%	264%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .97%, .72% and 3.97%, respectively, for the six months ended April 30, 2011, .97%, .72% and 4.10%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07%, .82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	89

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,			Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27		$13.21	$11.25	$12.61	$12.59		$12.67	$12.93
Income (loss) from investment operations:
Net investment income	.25		.51	.49	.55	.49		.52	.44
Net realized and unrealized gain (loss) on investment transactions	.04		1.01	1.99	(1.38)	(.01)		(.08)	(.21)
Total from investment operations	.29		1.52	2.48	(.83)	.48		.44	.23
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.46)	(.52)	(.53)	(.46)		(.52)	(.49)
Distributions from net realized gains	(.16)		-	-	-	-		-	-
Total dividends and distributions	(.43)		(.46)	(.52)	(.53)	(.46)		(.52)	(.49)
Capital Contributions (Note 6)	-		- (c)	-	-	-		-	-
Net asset value, end of period	$14.13		$14.27	$13.21	$11.25	$12.61		$12.59	$12.67
Total Return(d):	2.13%		11.71%	22.59%	(6.83)%	3.76%		3.59%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,109		$47,886	$40,281	$53,291	$79,746		$65,239	$91,469
Average net assets (000)	$46,646		$42,019	$44,554	$70,583	$81,856		$77,544	$109,484
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.35%	(g)	1.35%	1.35%	1.41%	1.56%	(g)	1.88%	1.91%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.66%	.76%	(g)	.88%	.91%
Net investment income	3.59%	(g)	3.73%	4.12%	4.45%	4.57%	(g)	4.18%	3.46%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.47%, .72% and 3.47%, respectively, for the six months ended April 30, 2011, 1.47%, .72% and 3.61%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

(g) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.26		$13.20	$11.25	$12.61	$12.59		$12.67	$12.93
Income (loss) from investment operations:
Net investment income	.24		.50	.49	.55	.51		.56	.48
Net realized and unrealized gain (loss) on investment transactions	.04		1.02	1.98	(1.38)	(.02)		(.08)	(.22)
Total from investment operations	.28		1.52	2.47	(.83)	.49		.48	.26
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.46)	(.52)	(.53)	(.47)		(.56)	(.52)
Distributions from net realized gains	(.16)		-	-	-	-		-	-
Total dividends and distributions	(.42)		(.46)	(.52)	(.53)	(.47)		(.56)	(.52)
Capital Contributions (Note 6)	-		- (c)	-	-	-		-	-
Net asset value, end of period	$14.12		$14.26	$13.20	$11.25	$12.61		$12.59	$12.67
Total Return(d):	2.09%		11.72%	22.51%	(6.83)%	3.80%		4.03%	2.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,166		$99,621	$53,688	$41,201	$47,465		$13,555	$14,646
Average net assets (000)	$98,189		$72,297	$46,340	$46,126	$42,213		$13,295	$15,940
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.43%	(g)	1.35%	1.35%	1.41%	1.51%	(g)	1.63%	1.66%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.66%	.76%	(g)	.88%	.91%
Net investment income	3.51%	(g)	3.69%	4.11%	4.45%	4.59%	(g)	4.45%	3.71%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.55%, .72% and 3.39%, respectively, for the six months ended April 30, 2011, 1.47%, .72% and 3.57%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(g) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	91

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,			March 5, 2007(b) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27		$13.21	$11.25	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.27		.55	.52	.57	.40
Net realized and unrealized gain (loss) on investment transactions	.04		1.01	1.99	(1.38)	(.08)
Total from investment operations	.31		1.56	2.51	(.81)	.32
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.50)	(.55)	(.56)	(.39)
Distributions from net realized gains	(.16)		-	-	-	-
Total dividends and distributions	(.45)		(.50)	(.55)	(.56)	(.39)
Capital Contributions (Note 6)	-		- (c)	-	-	-
Net asset value, end of period	$14.13		$14.27	$13.21	$11.25	$12.62
Total Return(d):	2.26%		11.99%	22.90%	(6.67)%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,769		$10,242	$10,820	$11,149	$15,099
Average net assets (000)	$9,818		$10,512	$10,661	$13,644	$16,876
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.10%	(f)	1.10%	1.10%	1.16%	1.26%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.66%	.76%	(f)
Net investment income	3.84%	(f)	4.01%	4.37%	4.69%	4.84%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class L Shares.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.22%, .72% and 3.72%, respectively, for the six months ended April 30, 2011, 1.22%, .72% and 3.89%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended April 30,		Year Ended October 31,			March 5, 2007(b) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27		$13.21	$11.25	$12.61	$12.68
Income (loss) from investment operations:
Net investment income	.23		.48	.46	.55	.37
Net realized and unrealized gain (loss) on investment transactions	.04		1.01	1.99	(1.38)	(.09)
Total from investment operations	.27		1.49	2.45	(.83)	.28
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.43)	(.49)	(.53)	(.35)
Distributions from net realized gains	(.16)		-	-	-	-
Total dividends and distributions	(.41)		(.43)	(.49)	(.53)	(.35)
Capital Contributions (Note 6)	-		- (c)	-	-	-
Net asset value, end of period	$14.13		$14.27	$13.21	$11.25	$12.61
Total Return(d):	2.00%		11.44%	22.29%	(6.86)%	2.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,235		$4,843	$14,153	$24,877	$51,025
Average net assets (000)	$3,522		$9,289	$18,875	$37,597	$62,106
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.60%	(f)	1.60%	1.60%	1.45%	1.76%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.66%	.76%	(f)
Net investment income	3.34%	(f)	3.58%	3.88%	4.42%	4.35%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class M shares.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.72%, .72% and 3.22%, respectively, for the six months ended April 30, 2011, 1.72%, .72% and 3.46%, respectively, for the year ended October 31, 2010, 1.82%, .82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61%, .82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	93

Financial Highlights

(Unaudited) continued

Class Q Shares
	December 27, 2010(a) through April 30,
	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.70
Income from investment operations:
Net investment income	.21
Net realized and unrealized gain on investment transactions	.38
Total from investment operations	.59
Less Dividends:
Dividends from net investment income	(.19)
Net asset value, end of period	$14.10
Total Return(c):	4.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,093
Average net assets (000)	$34,330
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.60%	(e)
Expenses, excluding distribution and service (12b-1) fees	.60%	(e)
Net investment income	4.52%	(e)

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .61%, .61% and 4.51%, respectively, for the period ended April 30, 2011. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended April 30, 2011(a)		Year Ended October 31,		January 14, 2008(b) through October 31, 2008(a)
			2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.29		$13.20	$11.26	$12.71
Income (loss) from investment operations:
Net investment income	.26		.54	.52	.46
Net realized and unrealized gain (loss) on investment transactions	.05		1.04	1.97	(1.46)
Total from investment operations	.31		1.58	2.49	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.49)	(.55)	(.45)
Distributions from net realized gains	(.16)		-	-	-
Total dividends and distributions	(.45)		(.49)	(.55)	(.45)
Capital Contributions (Note 6)	-		- (c)	-	-
Net asset value, end of period	$14.15		$14.29	$13.20	$11.26
Total Return(d):	2.26%		12.17%	22.64%	(8.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,534		$952	$1	$1
Average net assets (000)	$1,047		$329	$1	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.10%	(g)	1.10%	1.10%	1.16% (g)
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.66% (g)
Net investment income	3.84%	(g)	3.79%	4.31%	5.85% (g)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class R shares.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.22%, .72% and 3.72%, respectively, for the six months ended April 30, 2011, 1.22%, .72% and 3.67%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 5.69%, respectively, for the period ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	95

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,			March 5, 2007(b) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.30		$13.23	$11.28	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.28		.58	.55	.64	.44
Net realized and unrealized gain (loss) on investment transactions	.04		1.01	1.99	(1.38)	(.07)
Total from investment operations	.32		1.59	2.54	(.74)	.37
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.53)	(.60)	(.61)	(.45)
Distributions from net realized gains	(.16)		-	-	-	-
Total dividends and distributions	(.46)		(.53)	(.60)	(.61)	(.45)
Capital Contributions (Note 2 & 6)	-	(d)	.01	.01	.01	.01
Net asset value, end of period	$14.16		$14.30	$13.23	$11.28	$12.62
Total Return(e):	2.38%		12.33%	23.26%	(6.06)%	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,892		$4,381	$6,494	$8,229	$11,879
Average net assets (000)	$3,566		$5,043	$7,270	$10,631	$12,751
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.85%	(g)	.85%	.85%	.85%	.76%	(g)
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.66%	.76%	(g)
Net investment income	4.08%	(g)	4.28%	4.64%	5.15%	5.34%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class X Shares.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits. Total return has not been adjusted to reflect the manager payment for sales charges in excess of the regulatory limits.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .97%, .72% and 3.96%, respectively, for the six months ended April 30, 2011, .97%, .72% and 4.16%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01%, .82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(g) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.24		$13.18	$11.24	$12.60	$12.57		$12.66	$12.93
Income (loss) from investment operations:
Net investment income	.30		.60	.58	.64	.56		.63	.54
Net realized and unrealized gain (loss) on investment transactions	.03		1.02	1.97	(1.37)	.02		(.06)	(.19)
Total from investment operations	.33		1.62	2.55	(.73)	.58		.57	.35
Less Dividends and Distributions:
Dividends from net investment income	(.32)		(.56)	(.61)	(.63)	(.55)		(.66)	(.62)
Distributions from net realized gains	(.16)		-	-	-	-		-	-
Total dividends and distributions	(.48)		(.56)	(.61)	(.63)	(.55)		(.66)	(.62)
Capital Contributions (Note 6)	-		- (c)	-	-	-		-	-
Net asset value, end of period	$14.09		$14.24	$13.18	$11.24	$12.60		$12.57	$12.66
Total Return(d):	2.44%		12.58%	23.35%	(6.13)%	4.51%		4.61%	2.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,526		$153,727	$60,279	$23,658	$16,233		$14,871	$19,963
Average net assets (000)	$143,482		$99,628	$31,795	$22,302	$15,145		$15,799	$25,208
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.66%	.76%	(f)	.88%	.91%
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.66%	.76%	(f)	.88%	.91%
Net investment income	4.34%	(f)	4.42%	4.86%	5.19%	5.35%	(f)	5.16%	4.45%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .72%, .72% and 4.22%, respectively, for the six months ended April 30, 2011, .72%, .72% and 4.30%, respectively, for the year ended October 31, 2010, .82%, .82% and 4.65%, respectively, for the year ended October 31, 2009 and .82%, .82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	97

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfund.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Total Return Bond Fund, Inc.
Share Class	A	B	C	L	M	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	DTRLX	DTRMX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B504	74440B603	74440B884	74440B801	74440B702	74440B405

MF166E2    0203250-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011